Fidelity ®

Institutional

Money Market

Funds

Annual Report

March 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Domestic Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Independent Auditors' Report	<Click Here>
Trustees and Officers	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Treasury Only Portfolio

Investments March 31, 2003

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 91.5%
4/3/03	1.20%	$ 25,000,000	$ 24,998,340
4/17/03	1.14	2,181,000	2,179,826
4/17/03	1.56	15,000,000	14,989,667
4/17/03	1.62	15,000,000	14,989,267
4/17/03	1.64	15,000,000	14,989,134
4/17/03	1.66	30,000,000	29,978,033
4/24/03	1.14	8,927,000	8,920,527
4/24/03	1.16	1,458,000	1,456,924
4/24/03	1.18	980,000	979,261
4/24/03	1.67	35,000,000	34,962,881
5/1/03	1.25	25,000,000	24,974,167
5/1/03	1.53	20,000,000	19,974,750
5/1/03	1.56	40,000,000	39,948,333
5/8/03	1.21	9,474,000	9,462,315
5/8/03	1.40	60,000,000	59,914,283
5/22/03	1.17	10,214,000	10,197,143
5/22/03	1.18	88,214,000	88,067,160
5/22/03	1.20	103,000,000	102,824,900
5/22/03	1.26	40,000,000	39,929,167
5/29/03	1.17	131,000,000	130,753,872
5/29/03	1.19	75,000,000	74,856,208
5/29/03	1.28	20,000,000	19,959,078
6/5/03	1.18	30,000,000	29,936,083
6/5/03	1.31	15,000,000	14,964,792
6/12/03	1.25	120,000,000	119,702,400
6/19/03	1.26	85,000,000	84,766,840
6/26/03	1.15	110,000,000	109,697,806
6/26/03	1.24	75,000,000	74,778,729
7/10/03	1.25	40,000,000	39,862,222
7/24/03	1.20	40,000,000	39,849,267
7/31/03	1.17	30,000,000	29,883,033
8/14/03	1.17	40,000,000	39,826,000
8/21/03	1.19	15,000,000	14,930,183
8/28/03	1.19	50,000,000	49,755,806
			1,417,258,397
U.S. Treasury Bonds - principal STRIPS - 0.9%
11/15/03	1.27	15,000,000	14,880,000
U.S. Treasury Notes - 7.6%
4/30/03	2.20	10,000,000	10,013,778
4/30/03	2.24	7,000,000	7,009,371
4/30/03	2.25	5,000,000	5,006,685
8/15/03	1.38	29,000,000	29,464,512
8/15/03	1.69	6,300,000	6,381,649
8/15/03	1.70	8,700,000	8,812,373
8/15/03	1.75	15,000,000	15,191,069

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
2/29/04	1.25%	$ 15,000,000	$ 15,233,470
3/31/04	1.20	20,000,000	20,470,661
			117,583,568
TOTAL INVESTMENT PORTFOLIO - 100.0%	1,549,721,965
NET OTHER ASSETS - 0.0%	(220,654)
NET ASSETS - 100%	$ 1,549,501,311
Total Cost for Income Tax Purposes $ 1,549,721,965
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $47,000 all of which will expire on March 31, 2011.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,549,721,965
Interest receivable		814,289
Receivable from investment adviser for expense reductions		16,519
Total assets		1,550,552,773

Liabilities
Payable to custodian bank	$ 325
Payable for fund shares redeemed	5,520
Distributions payable	651,058
Accrued management fee	265,055
Distribution fees payable	58,345
Other payables and accrued expenses	71,159
Total liabilities		1,051,462

Net Assets		$ 1,549,501,311
Net Assets consist of:
Paid in capital		$ 1,549,601,656
Accumulated net realized gain (loss) on investments		(100,345)
Net Assets		$ 1,549,501,311

Class I: Net Asset Value, offering price and redemption price per share ($1,175,085,602 ÷ 1,174,717,447 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($225,479,807 ÷ 225,448,304 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($134,337,783 ÷ 134,276,948 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($14,598,119 ÷ 14,598,919 shares)		$ 1.00

Statement of Operations

		Year ended March 31, 2003

Investment Income
Interest		$ 27,151,418
Expenses
Management fee	$ 3,233,322
Transfer agent fees	274,537
Distribution fees	788,320
Accounting fees and expenses	162,164
Non-interested trustees' compensation	6,193
Custodian fees and expenses	27,343
Registration fees	84,657
Audit	45,839
Legal	5,733
Miscellaneous	12,615
Total expenses before reductions	4,640,723
Expense reductions	(627,555)	4,013,168
Net investment income		23,138,250
Net Realized Gain (Loss) on investment securities		(52,086)
Net increase in net assets resulting from operations		$ 23,086,164

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,138,250	$ 47,965,618
Net realized gain (loss)	(52,086)	148,028
Net increase (decrease) in net assets resulting from operations	23,086,164	48,113,646
Distributions to shareholders from net investment income	(23,138,250)	(47,965,618)
Share transactions - net increase (decrease)	(70,295,891)	265,682,087
Total increase (decrease) in net assets	(70,347,977)	265,830,115

Net Assets
Beginning of period	1,619,849,288	1,354,019,173
End of period	$ 1,549,501,311	$ 1,619,849,288

Financial Highlights - Class I

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.031	.059	.049	.049
Distributions from net investment income	(.015)	(.031)	(.059)	(.049)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.50%	3.14%	6.03%	4.98%	4.99%
Ratios to Average Net Assets B
Expenses before expense reductions	.24%	.24%	.25%	.25%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.48%	3.00%	5.87%	4.90%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,175,086	$ 1,198,837	$ 1,053,612	$ 1,133,330	$ 949,894

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.029	.057	.047	.047
Distributions from net investment income	(.013)	(.029)	(.057)	(.047)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.34%	2.98%	5.88%	4.83%	4.84%
Ratios to Average Net Assets B
Expenses before expense reductions	.39%	.39%	.40%	.40%	.42%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.33%	2.82%	5.72%	4.73%	4.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,480	$ 187,069	$ 120,059	$ 52,450	$ 57,776

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.028	.056	.046	.046
Distributions from net investment income	(.012)	(.028)	(.056)	(.046)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.25%	2.88%	5.77%	4.72%	4.73%
Ratios to Average Net Assets B
Expenses before expense reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.23%	2.72%	5.62%	4.70%	4.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,338	$ 233,842	$ 180,348	$ 161,062	$ 100,831

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.004
Distributions from net investment income	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.45%	.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.29%	.28% A
Expenses net of voluntary waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income	1.43%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,598	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investments March 31, 2003

Showing Percentage of Net Assets

U.S. Treasury Obligations - 47.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 36.1%
4/17/03	1.56%	$ 90,000,000	$ 89,938,000
4/17/03	1.62	45,000,000	44,967,800
4/17/03	1.63	100,000,000	99,928,000
4/17/03	1.64	45,000,000	44,967,402
4/17/03	1.66	90,000,000	89,934,100
4/24/03	1.41	75,000,000	74,932,917
4/24/03	1.67	200,000,000	199,787,889
5/1/03	1.25	145,000,000	144,850,167
5/1/03	1.53	190,000,000	189,760,123
5/1/03	1.56	150,000,000	149,806,250
5/22/03	1.25	175,000,000	174,692,583
5/22/03	1.26	100,000,000	99,822,917
5/29/03	1.28	150,000,000	149,693,083
6/5/03	1.31	100,000,000	99,765,278
6/12/03	1.25	490,000,000	488,784,800
6/19/03	1.27	190,425,000	189,898,475
6/26/03	1.25	115,000,000	114,659,344
7/10/03	1.25	210,000,000	209,276,667
8/21/03	1.17	200,000,000	199,084,889
8/21/03	1.19	205,000,000	204,045,839
8/28/03	1.19	200,000,000	199,023,222
9/18/03	1.10	100,000,000	99,484,097
			3,357,103,842
U.S. Treasury Notes - 11.6%
4/30/03	2.20	60,000,000	60,082,670
4/30/03	2.24	45,000,000	45,060,245
4/30/03	2.25	25,000,000	25,033,426
4/30/03	2.30	43,000,000	43,114,082
8/15/03	1.18	95,000,000	96,429,534
8/15/03	1.26	200,000,000	202,941,193
8/15/03	1.38	50,000,000	50,800,977
8/15/03	1.39	40,000,000	40,639,616
8/15/03	1.70	58,200,000	58,951,733
8/15/03	1.75	100,000,000	101,273,793
8/31/03	1.38	50,000,000	50,453,180
2/29/04	1.25	100,000,000	101,556,469
3/31/04	1.17	100,000,000	102,379,341
3/31/04	1.20	100,000,000	102,353,305
			1,081,069,564
TOTAL U.S. TREASURY OBLIGATIONS			4,438,173,406
Repurchase Agreements - 52.3%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 3/31/03 due 4/1/03 At:
1.31%	$ 295,889,759	$ 295,879,000
1.32%	4,563,428,467	4,563,261,000
TOTAL REPURCHASE AGREEMENTS		4,859,140,000
TOTAL INVESTMENT PORTFOLIO - 100.0%	9,297,313,406
NET OTHER ASSETS - 0.0%	(1,418,193)
NET ASSETS - 100%	$ 9,295,895,213
Total Cost for Income Tax Purposes $ 9,297,313,406
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $328,000 of which $137,000 and $191,000 will expire on March 31, 2010 and 2011, respectively.

A total of 40.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $4,859,140,000) - See accompanying schedule		$ 9,297,313,406
Cash		412
Receivable for fund shares sold		29,707
Interest receivable		7,443,928
Receivable from investment adviser for expense reductions		208,702
Total assets		9,304,996,155

Liabilities
Payable for fund shares redeemed	$ 450,000
Distributions payable	5,810,907
Accrued management fee	1,656,131
Distribution fees payable	909,350
Other payables and accrued expenses	274,554
Total liabilities		9,100,942

Net Assets		$ 9,295,895,213
Net Assets consist of:
Paid in capital		$ 9,296,262,742
Accumulated net realized gain (loss) on investments		(367,529)
Net Assets		$ 9,295,895,213

Class I: Net Asset Value, offering price and redemption price per share ($5,082,045,668 ÷ 5,081,550,977 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($274,008,157 ÷ 273,911,581 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,937,617,928 ÷ 3,938,058,858 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($2,223,460 ÷ 2,225,263 shares)		$ 1.00

Statement of Operations

		Year ended March 31, 2003

Investment Income
Interest		$ 160,899,435
Expenses
Management fee	$ 19,387,881
Transfer agent fees	1,508,422
Distribution fees	11,322,845
Accounting fees and expenses	770,283
Non-interested trustees' compensation	37,011
Custodian fees and expenses	62,492
Registration fees	183,773
Audit	62,449
Legal	33,434
Miscellaneous	72,325
Total expenses before reductions	33,440,915
Expense reductions	(2,701,108)	30,739,807
Net investment income		130,159,628
Net Realized Gain (Loss) on investment securities		66,467
Net increase in net assets resulting from operations		$ 130,226,095

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 130,159,628	$ 271,819,888
Net realized gain (loss)	66,467	(433,995)
Net increase (decrease) in net assets resulting from operations	130,226,095	271,385,893
Distributions to shareholders from net investment income	(130,159,628)	(271,819,888)
Share transactions - net increase (decrease)	6,164,743	42,290,043
Total increase (decrease) in net assets	6,231,210	41,856,048

Net Assets
Beginning of period	9,289,664,003	9,247,807,955
End of period	$ 9,295,895,213	$ 9,289,664,003

Financial Highlights - Class I

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.030	.061	.050	.051
Distributions from net investment income	(.015)	(.030)	(.061)	(.050)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.47%	3.00%	6.22%	5.12%	5.19%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.24%	.24%	.24%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.46%	2.93%	6.03%	5.00%	5.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,082,046	$ 4,399,911	$ 5,152,269	$ 4,461,393	$ 3,935,421

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.028	.059	.049	.049
Distributions from net investment income	(.013)	(.028)	(.059)	(.049)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.32%	2.85%	6.07%	4.97%	5.03%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.39%	.39%	.39%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.31%	2.73%	5.90%	4.89%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,008	$ 369,643	$ 319,423	$ 473,503	$ 372,734

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.027	.058	.048	.048
Distributions from net investment income	(.012)	(.027)	(.058)	(.048)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.22%	2.74%	5.96%	4.86%	4.93%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.21%	2.65%	5.79%	4.74%	4.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,937,618	$ 4,520,010	$ 3,776,116	$ 3,124,162	$ 2,921,727

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.003
Distributions from net investment income	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.42%	.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income	1.40%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,223	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investments March 31, 2003

Showing Percentage of Net Assets

Federal Agencies - 51.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 29.9%
Agency Coupons - 9.4%
4/1/03	1.25% (a)	$ 420,000,000	$ 419,825,991
4/1/03	1.25 (a)	105,000,000	104,944,634
4/8/03	1.25 (a)(b)	135,000,000	134,937,900
4/27/03	1.17 (a)	115,000,000	114,922,111
3/2/04	1.49	60,000,000	60,000,000
4/28/04	1.36	100,000,000	100,000,000
			934,630,636
Discount Notes - 20.5%
4/1/03	1.32	40,000,000	40,000,000
4/16/03	1.70	50,000,000	49,964,792
5/14/03	1.30	200,000,000	199,692,550
5/19/03	1.72	200,000,000	199,546,667
5/21/03	1.24	105,000,000	104,819,021
5/30/03	2.30	100,714,000	100,342,617
6/25/03	1.19	200,000,000	199,438,056
6/25/03	1.20	60,000,000	59,830,708
6/27/03	1.31	100,000,000	99,685,833
7/1/03	1.25 (b)	50,000,000	49,842,140
7/1/03	1.34	149,127,243	148,625,886
7/2/03	1.15	135,000,000	134,611,875
7/25/03	1.33	50,000,000	49,789,167
7/25/03	1.91	30,000,000	29,820,792
8/6/03	1.24	125,000,000	124,457,604
9/19/03	1.70	50,000,000	49,603,375
9/19/03	1.75	50,000,000	49,591,500
9/19/03	1.79	50,000,000	49,582,000
10/17/03	1.42	50,000,000	49,613,056
10/17/03	1.84	125,000,000	123,750,722
12/12/03	1.39	50,000,000	49,514,792
12/12/03	1.45	25,000,000	24,746,771
2/6/04	1.30	65,000,000	64,281,244
			2,051,151,168
			2,985,781,804
Federal Home Loan Bank - 13.0%
Agency Coupons - 6.0%
4/7/03	1.24 (a)	199,900,000	199,810,225
4/25/03	1.62	70,000,000	70,129,693
2/24/04	1.40	100,000,000	99,998,100
3/5/04	1.41	35,000,000	35,000,000
3/10/04	1.44	100,000,000	100,000,000
4/13/04	1.29	50,000,000	50,000,000
4/16/04	1.37	50,000,000	50,000,000
			604,938,018

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Discount Notes - 7.0%
4/25/03	1.62%	$ 100,000,000	$ 99,892,667
5/15/03	1.30	200,000,000	199,684,667
5/16/03	1.31	46,100,000	46,025,088
5/23/03	1.31	352,000,000	351,339,022
			696,941,444
			1,301,879,462
Freddie Mac - 8.6%
Discount Notes - 8.6%
4/24/03	1.51	113,648,000	113,539,087
5/30/03	1.31	100,000,000	99,786,944
6/25/03	1.35	25,000,000	24,920,903
6/26/03	1.19	128,700,000	128,334,134
7/3/03	1.15	200,000,000	199,412,222
11/14/03	1.32	50,000,000	49,589,508
2/26/04	1.30	195,000,000	192,705,067
3/25/04	1.30	50,000,000	49,361,778
			857,649,643
TOTAL FEDERAL AGENCIES			5,145,310,909
U.S. Treasury Obligations - 0.8%

U.S. Treasury Notes - 0.8%
8/15/03	1.38	75,000,000	76,201,304
Repurchase Agreements - 55.2%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
1/8/03 due 4/8/03 At 1.28%	$ 250,800,000	250,000,000
1/22/03 due 4/22/03 At 1.25%	150,468,750	150,000,000
3/7/03 due 6/5/03 At 1.18%	165,486,750	165,000,000
3/26/03 due 5/2/03 At 1.25%	250,321,181	250,000,000
3/31/03 due:
4/1/03 At 1.37%	4,445,499,033	4,445,330,000
4/30/03 At 1.25%	250,260,417	250,000,000
TOTAL REPURCHASE AGREEMENTS		5,510,330,000
TOTAL INVESTMENT PORTFOLIO - 107.5%	10,731,842,213
NET OTHER ASSETS - (7.5)%	(748,239,976)
NET ASSETS - 100%	$ 9,983,602,237
Total Cost for Income Tax Purposes $ 10,731,842,213
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $86,000 all of which will expire on March 31, 2011.

A total of 16.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $5,510,330,000) - See accompanying schedule		$ 10,731,842,213
Cash		588
Receivable for fund shares sold		30,822
Interest receivable		5,005,908
Receivable from investment adviser for expense reductions		230,068
Other receivables		3,843
Total assets		10,737,113,442

Liabilities
Payable for investments purchased Regular delivery	$ 562,358,232
Delayed delivery	184,780,040
Distributions payable	4,102,472
Accrued management fee	1,652,169
Distribution fees payable	316,712
Other payables and accrued expenses	301,580
Total liabilities		753,511,205

Net Assets		$ 9,983,602,237
Net Assets consist of:
Paid in capital		$ 9,983,687,935
Accumulated net realized gain (loss) on investments		(85,698)
Net Assets		$ 9,983,602,237

Class I: Net Asset Value, offering price and redemption price per share ($7,928,276,922 ÷ 7,927,842,764 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($917,090,596 ÷ 916,965,349 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($865,740,093 ÷ 865,658,730 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($272,494,626 ÷ 272,500,904 shares)		$ 1.00

Statement of Operations

		Year ended March 31, 2003

Investment Income
Interest		$ 184,634,479
Expenses
Management fee	$ 21,457,403
Transfer agent fees	1,680,032
Distribution fees	4,353,957
Accounting fees and expenses	810,271
Non-interested trustees' compensation	41,432
Custodian fees and expenses	98,834
Registration fees	290,216
Audit	87,543
Legal	40,034
Miscellaneous	52,946
Total expenses before reductions	28,912,668
Expense reductions	(3,095,481)	25,817,187
Net investment income		158,817,292
Net Realized Gain (Loss) on investment securities		257,843
Net increase in net assets resulting from operations		$ 159,075,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 158,817,292	$ 373,165,087
Net realized gain (loss)	257,843	317,852
Net increase (decrease) in net assets resulting from operations	159,075,135	373,482,939
Distributions to shareholders from net investment income	(158,817,292)	(373,165,087)
Share transactions - net increase (decrease)	(864,308,961)	(150,262,628)
Total increase (decrease) in net assets	(864,051,118)	(149,944,776)

Net Assets
Beginning of period	10,847,653,355	10,997,598,131
End of period	$ 9,983,602,237	$ 10,847,653,355

Financial Highlights - Class I

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.031	.062	.052	.052
Distributions from net investment income	(.015)	(.031)	(.062)	(.052)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.53%	3.16%	6.34%	5.32%	5.31%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.26%	.25%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.52%	3.06%	6.13%	5.23%	5.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,928,277	$ 8,603,811	$ 9,141,382	$ 6,033,243	$ 4,896,805

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.030	.060	.050	.050
Distributions from net investment income	(.014)	(.030)	(.060)	(.050)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.38%	3.01%	6.18%	5.17%	5.16%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.41%	.41%	.41%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.37%	2.86%	5.98%	5.10%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 917,091	$ 918,051	$ 827,899	$ 507,409	$ 419,679

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.029	.059	.049	.049
Distributions from net investment income	(.013)	(.029)	(.059)	(.049)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.27%	2.90%	6.08%	5.06%	5.05%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.51%	.51%	.51%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.27%	2.76%	5.88%	4.98%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,740	$ 1,325,692	$ 1,028,317	$ 1,088,894	$ 829,083

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.004
Distributions from net investment income	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.47%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income	1.47%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,495	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Domestic Portfolio

Investments March 31, 2003

Showing Percentage of Net Assets

Certificates of Deposit - 7.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 7.2%
Chase Manhattan Bank USA NA
6/18/03	1.27%	$ 150,000,000	$ 150,000,000
First Tennessee Bank NA, Memphis
6/13/03	1.24 (b)	45,000,000	45,000,000
Wells Fargo Bank NA, San Francisco
4/30/03	1.25	180,000,000	180,000,000
6/10/03	1.25	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT			425,000,000
Commercial Paper - 21.1%

American Express Credit Corp.
9/4/03	1.21	10,000,000	9,948,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/16/03	1.28	184,000,000	183,901,867
5/20/03	1.25	25,000,000	24,957,465
5/22/03	1.28	15,000,000	14,972,800
6/6/03	1.26	40,000,000	39,907,600
Citicorp
6/6/03	1.23	20,000,000	19,954,900
6/25/03	1.25	50,000,000	49,852,431
Corporate Asset Funding Co.
4/22/03	1.27	50,000,000	49,962,958
CXC, Inc.
6/9/03	1.25	20,000,000	19,952,083
Edison Asset Securitization LLC
4/17/03	1.35	10,000,000	9,994,044
4/21/03	1.36	25,000,000	24,981,250
4/23/03	1.80	25,000,000	24,972,806
5/19/03	1.25	35,000,000	34,941,667
6/3/03	1.35	35,000,000	34,917,925
7/10/03	1.27	20,000,000	19,930,000
GE Capital International Funding, Inc.
4/24/03	1.35	15,000,000	14,987,158
6/18/03	1.28	30,000,000	29,917,450
General Electric Capital Corp.
4/21/03	1.80	25,000,000	24,975,278
4/28/03	1.62	15,000,000	14,981,888
5/7/03	1.37	60,000,000	59,918,400
General Electric Capital Services, Inc.
5/6/03	1.37	15,000,000	14,980,167
6/4/03	1.37	15,000,000	14,963,733
Govco, Inc.
6/6/03	1.25	5,000,000	4,988,542
Jupiter Securitization Corp.
6/18/03	1.36	80,000,000	79,766,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Morgan Stanley
4/1/03	1.52% (b)	$ 185,000,000	$ 185,000,000
Motown Notes Program
5/22/03	1.37	20,000,000	19,961,183
New Center Asset Trust
6/3/03	1.36	40,000,000	39,905,500
8/29/03	1.26	10,000,000	9,947,917
Park Avenue Receivables Corp.
6/6/03	1.25	101,337,000	101,104,769
Preferred Receivables Funding Corp.
5/12/03	1.37	26,600,000	26,558,800
Quincy Capital Corp.
4/8/03	1.27	50,000,000	49,987,653
TOTAL COMMERCIAL PAPER			1,255,092,234
Federal Agencies - 18.2%

Fannie Mae - 12.7%
Agency Coupons - 0.9%
4/28/04	1.36	50,000,000	50,000,000
Discount Notes - 11.8%
4/30/03	1.46	100,000,000	99,883,194
6/27/03	1.31	60,000,000	59,811,500
7/7/03	1.35	125,000,000	124,548,681
7/25/03	1.33	75,000,000	74,683,750
8/6/03	1.24	75,000,000	74,674,563
11/14/03	1.44	80,000,000	79,282,113
11/14/03	1.45	65,000,000	64,413,899
12/12/03	1.34	80,000,000	79,252,000
12/12/03	1.35	26,372,000	26,123,554
12/12/03	1.45	21,000,000	20,787,288
			703,460,542
			753,460,542
Federal Home Loan Bank - 3.8%
Agency Coupons - 3.8%
2/24/04	1.40	50,000,000	49,999,050
2/24/04	1.46	55,000,000	55,000,000
3/10/04	1.44	35,000,000	35,000,000
4/13/04	1.29	43,000,000	43,000,000
4/13/04	1.33	43,000,000	43,000,000
			225,999,050
Freddie Mac - 1.7%
Discount Notes - 1.7%
6/25/03	1.31	103,265,000	102,948,034
TOTAL FEDERAL AGENCIES			1,082,407,626
U.S. Treasury Obligations - 1.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 1.7%
5/8/03	1.40%	$ 100,000,000	$ 99,856,625
Bank Notes - 10.2%

Bank of America NA
4/9/03	1.45 (b)	35,000,000	35,010,655
Lasalle Bank NA
5/21/03	1.28	125,000,000	125,000,000
National City Bank
4/1/03	1.32 (b)	60,000,000	60,002,084
4/2/03	1.32 (b)	37,000,000	37,000,021
Standard Federal Bank
4/22/03	1.27	50,000,000	50,000,000
U.S. Bank NA, Cincinnati
4/28/03	1.23 (b)	100,000,000	99,994,524
U.S. Bank NA, Minnesota
4/30/03	1.23 (b)	200,000,000	199,994,133
TOTAL BANK NOTES			607,001,417
Master Notes - 1.7%

Goldman Sachs Group, Inc.
4/1/03	1.58 (b)(c)	50,000,000	50,000,000
6/24/03	1.36 (c)	50,000,000	50,000,000
TOTAL MASTER NOTES			100,000,000
Medium-Term Notes - 17.3%

American Express Centurion Bank
4/14/03	1.27 (b)	30,000,000	30,003,300
Bank of New York NA
4/7/03	1.27 (b)	80,000,000	79,995,976
6/26/03	1.21 (b)	50,000,000	49,977,808
Bank One NA, Chicago
4/1/03	1.29 (b)	75,000,000	74,993,074
CXC, Inc.
4/1/03	1.31 (b)	112,000,000	112,000,000
First Tennessee Bank NA, Memphis
4/14/03	1.34 (b)	55,000,000	55,000,000
4/21/03	1.33 (b)	29,500,000	29,497,050
General Electric Capital Corp.
4/9/03	1.36 (b)	60,000,000	60,000,000
4/17/03	1.31 (b)	60,000,000	60,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
4/22/03	1.44% (b)	$ 10,000,000	$ 10,004,096
4/28/03	1.31 (b)	8,000,000	8,000,000
Harwood Street Funding I LLC
4/21/03	1.40 (a)(b)	30,000,000	30,000,000
Morgan Stanley
4/15/03	1.38 (b)	65,000,000	65,000,000
National City Bank, Indiana
4/28/03	1.28 (b)	150,000,000	150,000,000
6/10/03	1.27 (b)	50,000,000	50,000,000
U.S. Bank NA, Minnesota
4/21/03	1.35 (b)	100,000,000	100,058,083
Verizon Global Funding Corp.
4/14/03	1.35 (b)	35,000,000	35,001,750
Wells Fargo & Co.
4/2/03	1.33 (b)	30,000,000	30,000,000
TOTAL MEDIUM-TERM NOTES			1,029,531,137
Short-Term Notes - 4.6%

Jackson National Life Insurance Co.
7/1/03	1.42 (b)(c)	10,000,000	10,000,000
Metropolitan Life Insurance Co.
4/1/03	1.57 (b)(c)	30,000,000	30,000,000
Monumental Life Insurance Co.
4/1/03	1.48 (b)(c)	10,000,000	10,000,000
4/1/03	1.51 (b)(c)	10,000,000	10,000,000
New York Life Insurance Co.
4/1/03	1.51 (b)(c)	95,000,000	95,000,000
Transamerica Occidental Life Insurance Co.
5/1/03	1.52 (b)(c)	35,000,000	35,000,000
Travelers Insurance Co.
4/1/03	1.49 (b)(c)	65,000,000	65,000,000
5/15/03	1.45 (b)(c)	5,000,000	5,000,000
7/1/03	1.40 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			270,000,000
Municipal Securities - 1.6%

Access to Lns. for Learning Student Ln. Corp. Rev. Bonds (Student Ln. Prog.) Series 2001 II A5, 1.34%, tender 7/1/03, LOC State Street Bank & Trust Co., Boston
7/1/03	1.34 (b)	43,400,000	43,400,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 1.34% 2/1/40, LOC Sallie Mae
2/2/04	1.34 (a)(b)	55,000,000	55,000,000
TOTAL MUNICIPAL SECURITIES			98,400,000
Repurchase Agreements - 18.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 3/31/03 due 4/1/03 At 1.37%	$ 259,588,870	$ 259,579,000
With:
Goldman Sachs & Co. At:
1.36%, dated 3/3/03 due 5/30/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $93,035,354, 0% - 7.01%, 10/17/09 - 2/19/33)	90,299,200	90,000,000
1.37%, dated 3/3/03 due 5/30/03 (Collateralized by Corporate Obligations with principal amounts of $117,000,224, 0% - 10.75%, 1/15/04 - 3/1/32)	90,301,400	90,000,000
1.56%, dated 3/31/03 due 4/1/03 (Collateralized by Equity Securities valued at $35,700,036)	34,001,471	34,000,000
Lehman Brothers, Inc. At:
1.35%, dated 3/19/03 due 4/7/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $58,802,000, 2.22% - 3.37%, 4/25/30 - 3/25/33)	55,039,188	55,000,000
1.4%, dated 3/19/03 due 4/21/03 (Collateralized by Corporate Obligations with principal amounts of $104,660,500, 6.625% - 11.75%, 10/15/03 - 5/15/11)	40,051,333	40,000,000
1.54%, dated 3/31/03 due 4/1/03:
(Collateralized by Commercial Paper Obligations with principal amounts of $204,182,000, 0% - 1.5%, 4/1/03 - 8/25/03)	200,008,556	200,000,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $27,937,000, 0% - 6.83%, 3/25/11 - 7/27/35)	19,000,813	19,000,000

	Maturity Amount	Value (Note 1)
Salomon Smith Barney At:
1.5%, dated 3/31/03 due 4/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of $218,592,125, 0% - 1.43%, 4/16/03 - 6/19/03)	$ 214,008,902	$ 214,000,000
1.59%, dated 3/31/03 due 4/1/03 (Collateralized by Corporate Obligations with principal amounts of $95,906,000, 0% - 9.95%, 4/30/03 - 10/15/49)	100,004,417	100,000,000
TOTAL REPURCHASE AGREEMENTS		1,101,579,000
TOTAL INVESTMENT PORTFOLIO - 102.1%	6,068,868,039
NET OTHER ASSETS - (2.1)%	(124,621,348)
NET ASSETS - 100%	$ 5,944,246,691
Total Cost for Income Tax Purposes $ 6,068,868,039
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $85,000,000 or 1.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 1.36%, 6/24/03	2/24/03	$ 50,000,000
1.58%, 4/1/03	3/19/03	$ 50,000,000
Jackson National Life Insurance Co. 1.42%, 7/1/03	3/31/03	$ 10,000,000
Metropolitan Life Insurance Co. 1.57%, 4/1/03	3/26/02	$ 30,000,000
Monumental Life Insurance Co.: 1.48%, 4/1/03	9/17/98	$ 10,000,000
1.51%, 4/1/03	3/12/99	$ 10,000,000
New York Life Insurance Co. 1.51%, 4/1/03	2/28/02 - 12/19/02	$ 95,000,000
Transamerica Occidental Life Insurance Co. 1.52%, 5/1/03	4/28/00	$ 35,000,000
Travelers Insurance Co.: 1.4%, 7/1/03	3/31/03	$ 10,000,000
1.45%, 5/15/03	5/15/02	$ 5,000,000
1.49%, 4/1/03	3/28/02	$ 65,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $370,000,000 or 6.2% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $8,242,600. The weighted average interest rate was 1.59%. Interest earned from the interfund lending program amounted to $1,816 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

A total of 5.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Domestic Portfolio

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $1,101,579,000) - See accompanying schedule		$ 6,068,868,039
Cash		8,728
Receivable for investments sold		10,000,000
Receivable for fund shares sold		466
Interest receivable		3,399,015
Receivable from investment adviser for expense reductions		132,200
Total assets		6,082,408,448

Liabilities
Payable for investments purchased	$ 135,043,769
Distributions payable	1,558,468
Accrued management fee	1,075,793
Distribution fees payable	291,208
Other payables and accrued expenses	192,519
Total liabilities		138,161,757

Net Assets		$ 5,944,246,691
Net Assets consist of:
Paid in capital		$ 5,944,088,860
Accumulated net realized gain (loss) on investments		157,831
Net Assets		$ 5,944,246,691
Class I: Net Asset Value, offering price and redemption price per share ($4,434,168,022 ÷ 4,433,527,845 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($188,447,315 ÷ 188,349,075 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,187,190,520 ÷ 1,187,404,007 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($134,440,834 ÷ 134,431,750 shares)		$ 1.00

Statement of Operations

		Year ended March 31, 2003

Investment Income
Interest		$ 142,492,777
Expenses
Management fee	$ 16,140,181
Transfer agent fees	1,264,189
Distribution fees	4,144,331
Accounting fees and expenses	653,238
Non-interested trustees' compensation	31,022
Custodian fees and expenses	118,904
Registration fees	530,032
Audit	76,582
Legal	29,865
Miscellaneous	38,550
Total expenses before reductions	23,026,894
Expense reductions	(2,750,602)	20,276,292
Net investment income		122,216,485
Net Realized Gain (Loss) on investment securities		223,825
Net increase in net assets resulting from operations		$ 122,440,310

See accompanying notes which are an integral part of the financial statements.

Annual Report

Domestic Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 122,216,485	$ 287,902,443
Net realized gain (loss)	223,825	305,074
Net increase (decrease) in net assets resulting from operations	122,440,310	288,207,517
Distributions to shareholders from net investment income	(122,216,485)	(287,902,443)
Share transactions - net increase (decrease)	(3,136,067,518)	(575,908,772)
Total increase (decrease) in net assets	(3,135,843,693)	(575,603,698)

Net Assets
Beginning of period	9,080,090,384	9,655,694,082
End of period	$ 5,944,246,691	$ 9,080,090,384

Financial Highlights - Class I

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.031	.062	.053	.052
Distributions from net investment income	(.016)	(.031)	(.062)	(.053)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.56%	3.17%	6.43%	5.45%	5.37%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.25%	.26%	.27%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.57%	3.14%	6.21%	5.47%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,434,168	$ 6,782,201	$ 6,829,159	$ 4,362,301	$ 2,229,906

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.030	.061	.052	.051
Distributions from net investment income	(.014)	(.030)	(.061)	(.052)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.42%	3.01%	6.27%	5.29%	5.22%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.40%	.41%	.43%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.41%	2.96%	6.06%	5.21%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,447	$ 886,244	$ 1,295,039	$ 315,890	$ 324,648

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.029	.060	.051	.050
Distributions from net investment income	(.013)	(.029)	(.060)	(.051)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.31%	2.91%	6.16%	5.19%	5.11%
Ratios to Average Net AssetsB
Expenses before expense reductions	.49%	.49%	.50%	.52%	.53%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.32%	2.81%	5.96%	5.20%	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,187,191	$ 1,406,541	$ 1,531,496	$ 1,441,394	$ 597,374

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Domestic Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.004
Distributions from net investment income	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.51%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.29%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income	1.52%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,441	$ 5,104

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investments March 31, 2003

Showing Percentage of Net Assets

Certificates of Deposit - 25.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.6%
Chase Manhattan Bank USA NA
4/7/03	1.31%	$ 77,000,000	$ 77,000,000
Comerica Bank, Detroit
6/6/03	1.41	25,000,000	25,052,409
			102,052,409
London Branch, Eurodollar, Foreign Banks - 11.1%
Bank of Nova Scotia
6/9/03	1.25	197,000,000	197,000,000
Barclays Bank PLC
5/19/03	1.35	45,000,000	45,000,000
6/6/03	1.39	40,000,000	40,000,000
BNP Paribas SA
4/22/03	1.35	170,000,000	170,000,000
Deutsche Bank AG
6/17/03	1.30	300,000,000	300,000,000
HBOS Treasury Services PLC
5/22/03	1.38	96,000,000	96,000,000
5/27/03	1.25	150,000,000	150,000,000
ING Bank NV
5/6/03	1.28	230,000,000	230,000,000
Landesbank Baden-Wuerttemberg
4/22/03	1.77	40,000,000	40,000,116
4/22/03	1.79	100,000,000	100,000,000
Landesbank Hessen-Thuringen
5/30/03	1.38	120,000,000	120,000,000
Lloyds TSB Bank PLC
6/10/03	1.32	200,000,000	200,000,000
Svenska Handelsbanken AB
4/7/03	1.30	150,000,000	150,000,495
WestLB AG
6/10/03	1.36	50,000,000	50,000,000
			1,888,000,611
New York Branch, Yankee Dollar, Foreign Banks - 14.0%
Abbey National Treasury Services PLC
4/3/03	1.25 (b)	170,000,000	169,999,439
4/10/03	1.24 (b)	85,000,000	84,998,742
Bank of Montreal, Quebec
5/19/03	1.38	60,000,000	60,000,000
BNP Paribas SA
4/1/03	1.29 (b)	90,000,000	89,991,473
6/17/03	1.30	175,000,000	175,000,000
8/11/03	1.35	35,000,000	35,000,000
Credit Agricole Indosuez
4/1/03	1.27 (b)	86,000,000	86,000,000
4/2/03	1.29 (b)	75,000,000	74,977,380
4/7/03	1.27	200,000,000	200,000,000
Deutsche Bank AG
5/13/03	1.35	50,000,000	50,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
6/6/03	1.30%	$ 200,000,000	$ 199,999,811
Dexia Bank SA
4/28/03	1.22 (b)	85,000,000	84,996,835
Lloyds TSB Bank PLC
4/1/03	1.24 (b)	55,000,000	55,000,000
6/13/03	1.34	20,000,000	20,000,000
Norddeutsche Landesbank Girozentrale
6/10/03	1.35	25,000,000	25,000,000
Royal Bank of Canada
4/1/03	1.29 (b)	125,000,000	124,987,338
Societe Generale
4/1/03	1.29 (b)	85,000,000	84,991,067
4/1/03	1.30 (b)	115,000,000	114,988,870
4/25/03	1.22 (b)	170,000,000	169,994,347
Svenska Handelsbanken AB
4/1/03	1.25 (b)	75,000,000	74,989,652
Toronto-Dominion Bank
4/21/03	1.25	200,000,000	200,000,000
6/19/03	1.27	50,000,000	50,000,000
WestLB AG
8/26/03	1.28	150,000,000	150,000,000
			2,380,914,954
TOTAL CERTIFICATES OF DEPOSIT			4,370,967,974
Commercial Paper - 36.9%

American Express Credit Corp.
9/4/03	1.21	25,000,000	24,870,000
Amsterdam Funding Corp.
4/15/03	1.25	100,000,000	99,951,389
4/23/03	1.25	75,000,000	74,942,708
Aspen Funding Corp.
6/9/03	1.25	65,000,000	64,844,271
Bear Stearns Companies, Inc.
5/20/03	1.28	55,000,000	54,904,178
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/8/03	1.28	100,000,000	99,975,111
4/10/03	1.24	100,000,000	99,969,000
4/11/03	1.30	65,000,000	64,976,528
4/22/03	1.23	50,000,000	49,964,125
5/7/03	1.28	50,000,000	49,936,000
5/8/03	1.28	165,000,000	164,782,933
5/12/03	1.28	60,000,000	59,912,533
6/6/03	1.26	32,400,000	32,325,156
6/11/03	1.28	50,000,000	49,874,764
6/12/03	1.28	50,000,000	49,873,000
Citicorp
6/6/03	1.23	15,000,000	14,966,175
6/24/03	1.25	100,000,000	99,708,333
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Asset Funding Co.
5/5/03	1.25%	$ 50,000,000	$ 49,940,972
5/27/03	1.25	100,000,000	99,805,556
Danske Corp.
6/10/03	1.34	90,000,000	89,767,250
Eagle Funding Capital Corp.
4/21/03	1.26	30,113,000	30,091,921
Edison Asset Securitization LLC
4/8/03	1.31	150,000,000	149,961,792
5/1/03	1.32	44,619,000	44,570,291
5/14/03	1.25	100,000,000	99,850,694
5/16/03	1.30	10,342,000	10,325,324
5/20/03	1.25	100,000,000	99,829,861
5/21/03	1.30	90,000,000	89,838,750
5/27/03	1.25	100,000,000	99,805,556
7/7/03	1.28	98,546,000	98,208,781
7/10/03	1.27	65,000,000	64,772,500
Emerald (MBNA Credit Card Master Note Trust)
4/9/03	1.32	111,250,000	111,217,367
5/1/03	1.28	60,000,000	59,936,000
5/14/03	1.28	20,000,000	19,969,422
5/29/03	1.25	20,000,000	19,959,722
5/29/03	1.27	15,000,000	14,969,308
Falcon Asset Securitization Corp.
4/11/03	1.23	15,000,000	14,994,875
4/15/03	1.23	115,000,000	114,944,992
4/21/03	1.25	23,785,000	23,768,483
4/23/03	1.26	60,000,000	59,953,800
6/4/03	1.28	33,014,000	32,939,462
Fortis Funding LLC
7/14/03	1.30	50,000,000	49,812,944
GE Capital International Funding, Inc.
5/1/03	1.27	50,000,000	49,947,083
General Electric Capital Corp.
4/21/03	1.80	30,000,000	29,970,333
5/6/03	1.37	300,000,000	299,603,333
General Electric Capital Services, Inc.
5/6/03	1.37	30,000,000	29,960,333
6/4/03	1.37	35,000,000	34,915,378
General Motors Acceptance Corp.
5/27/03	1.53	45,000,000	44,892,900
5/28/03	1.53	10,000,000	9,975,775
6/24/03	1.55	25,000,000	24,910,167
6/25/03	1.55	60,000,000	59,781,833
Govco, Inc.
5/8/03	1.28	120,000,000	119,842,133
Household Finance Corp.
4/14/03	1.36	20,000,000	19,990,178
4/28/03	1.38	35,000,000	34,963,775
5/22/03	1.34	20,000,000	19,962,033

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
ING U.S. Funding LLC
7/15/03	1.30%	$ 55,000,000	$ 54,792,260
Jupiter Securitization Corp.
4/4/03	1.23	85,000,000	84,991,288
4/10/03	1.23	25,000,000	24,992,313
4/21/03	1.27	110,055,000	109,977,350
4/22/03	1.25	165,339,000	165,218,440
4/24/03	1.25	70,930,000	70,873,355
Kitty Hawk Funding Corp.
4/22/03	1.25	75,524,000	75,468,930
6/2/03	1.41	55,000,000	54,867,389
Mont Blanc Capital Corp.
4/14/03	1.24	50,000,000	49,977,611
5/13/03	1.28	50,000,000	49,925,333
5/14/03	1.25	110,000,000	109,835,764
6/4/03	1.30	15,000,000	14,965,334
Morgan Stanley
4/1/03	1.52 (b)	330,000,000	330,000,000
Motown Notes Program
5/22/03	1.37	40,000,000	39,922,367
Newcastle (Discover Card Master Trust)
4/9/03	1.28	35,000,000	34,990,044
4/14/03	1.24	70,000,000	69,968,656
5/7/03	1.27	173,555,000	173,334,585
5/8/03	1.28	20,000,000	19,973,689
6/26/03	1.26	55,000,000	54,834,450
Paradigm Funding LLC
4/17/03	1.27	200,000,000	199,887,111
5/6/03	1.26	45,000,000	44,944,875
Quincy Capital Corp.
4/15/03	1.25	100,104,000	100,055,338
Santander Finance, Inc.
5/8/03	1.28	41,264,000	41,209,927
Sheffield Receivables Corp.
4/15/03	1.25	200,000,000	199,902,778
4/21/03	1.26	75,000,000	74,947,500
Societe Generale NA
4/10/03	1.30	75,000,000	74,975,719
4/15/03	1.30	50,000,000	49,974,819
UBS Finance, Inc.
4/4/03	1.33	20,000,000	19,997,800
5/6/03	1.35	215,000,000	214,719,903
WestLB AG
5/19/03	1.27	50,000,000	49,915,333
Windmill Funding Corp.
4/24/03	1.25	125,000,000	124,900,174
TOTAL COMMERCIAL PAPER			6,268,067,516
Federal Agencies - 10.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 2.1%
Agency Coupons - 0.2%
3/2/04	1.49%	$ 26,000,000	$ 26,000,000
Discount Notes - 1.9%
5/14/03	1.31	200,000,000	199,689,444
7/25/03	1.33	125,000,000	124,472,917
			324,162,361
			350,162,361
Federal Home Loan Bank - 7.8%
Agency Coupons - 7.8%
2/24/04	1.40	300,000,000	299,994,300
3/5/04	1.41	250,000,000	250,000,000
3/8/04	1.49	300,000,000	300,000,000
3/10/04	1.44	150,000,000	150,000,000
4/13/04	1.39	175,000,000	175,000,000
4/16/04	1.37	150,000,000	150,000,000
			1,324,994,300
Freddie Mac - 0.4%
Discount Notes - 0.4%
6/25/03	1.35	71,494,000	71,267,801
TOTAL FEDERAL AGENCIES			1,746,424,462
Bank Notes - 2.8%

Bank One NA, Chicago
4/1/03	1.27 (b)	200,000,000	199,977,644
Lasalle Bank NA
4/22/03	1.27	80,000,000	80,000,000
U.S. Bank NA, Cincinnati
4/28/03	1.23 (b)	200,000,000	199,989,049
TOTAL BANK NOTES			479,966,693
Master Notes - 1.9%

Goldman Sachs Group, Inc.
4/1/03	1.57 (b)(d)	145,000,000	145,000,000
4/1/03	1.58 (b)(d)	140,000,000	140,000,000
8/12/03	1.38 (d)	45,000,000	45,000,000
TOTAL MASTER NOTES			330,000,000
Medium-Term Notes - 6.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One NA, Chicago
4/1/03	1.29% (b)	$ 155,000,000	$ 154,985,686
Citigroup, Inc.
4/9/03	1.56 (b)	60,783,000	60,940,637
GE Life & Annuity Assurance Co.
4/1/03	1.44 (b)(d)	35,000,000	35,000,000
5/1/03	1.41 (b)(d)	5,000,000	5,000,000
General Electric Capital Corp.
4/9/03	1.36 (b)	165,400,000	165,400,000
4/17/03	1.31 (b)	130,000,000	130,000,000
4/22/03	1.44 (b)	25,000,000	25,010,239
Harwood Street Funding I LLC
4/21/03	1.40 (a)(b)	65,000,000	65,000,000
Household Finance Corp.
6/19/03	1.61 (b)	20,000,000	20,010,333
Montauk Funding Corp.
4/15/03	1.23 (b)	75,000,000	75,000,000
4/15/03	1.24 (b)	30,000,000	30,000,000
Morgan Stanley
4/1/03	1.52 (b)	175,000,000	175,000,000
National City Bank, Indiana
4/1/03	1.30 (b)	55,000,000	54,987,900
URI Trust 2000-1
6/18/03	1.33 (b)(d)	43,000,000	43,000,000
Verizon Global Funding Corp.
4/14/03	1.35 (b)	100,000,000	100,005,000
TOTAL MEDIUM-TERM NOTES			1,139,339,795
Short-Term Notes - 3.1%

Jackson National Life Insurance Co.
7/1/03	1.42 (b)(d)	47,000,000	47,000,000
Metropolitan Life Insurance Co.
4/1/03	1.57 (b)(d)	65,000,000	65,000,000
Monumental Life Insurance Co.
4/1/03	1.48 (b)(d)	36,000,000	36,000,000
4/1/03	1.51 (b)(d)	55,000,000	55,000,000
New York Life Insurance Co.
4/1/03	1.51 (b)(d)	215,000,000	215,000,000
Transamerica Occidental Life Insurance Co.
5/1/03	1.52 (b)(d)	95,000,000	95,000,000
Travelers Insurance Co.
5/15/03	1.45 (b)(d)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			518,000,000
Time Deposits - 0.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Barclays Bank PLC
4/1/03	1.44%	$ 100,000,000	$ 100,000,000
Municipal Securities - 0.6%

New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. 1.3% (FSA Insured), VRDN
4/7/03	1.30 (b)(c)	100,000,000	100,000,000
Repurchase Agreements - 12.4%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 3/31/03 due 4/1/03 At 1.37%)	$ 116,802,440	116,798,000
With:
Abbey National Securities, Inc. At 1.5%, dated 3/31/03 due 4/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of $183,001,883, 0% - 1.6%, 4/2/03 - 4/25/03)	179,007,458	179,000,000
Deutsche Bank Securities, Inc. At 1.57%, dated 3/31/03 due 4/1/03 (Collateralized by Corporate Obligations with principal amounts of $909,089,661, 0% - 14.5%, 7/21/03 - 4/15/31)	327,014,261	327,000,000
Goldman Sachs & Co. At:
1.36%, dated 3/3/03 due 5/30/03 (Collateralized by Corporate Obligations with principal amounts of $258,320,966, 0% - 9.15%, 5/1/04 - 7/15/36)	275,914,222	275,000,000
1.37%, dated 3/3/03 due 5/30/03 (Collateralized by Corporate Obligations with principal amounts of $486,269,541, 0% - 14.5%, 2/15/04 - 2/15/27)	245,820,478	245,000,000
1.52%, dated 3/31/03 due 4/1/03 (Collateralized by Corporate Obligations with principal amounts of $25,567,848, 0% - 8.78%, 11/18/04 - 7/15/36)	27,001,138	27,000,000

	Maturity Amount	Value (Note 1)
Lehman Brothers, Inc. At:
1.35%, dated 3/19/03 due 4/7/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $286,519,708, 0% - 9.135%, 5/13/04 - 4/15/50)	$ 235,167,438	$ 235,000,000
1.59%, dated 3/31/03 due 4/1/03 (Collateralized by Equity Securities valued at $222,816,782 and Corporate Obligations with principal amounts of $41,818,000, 0% - 7%, 2/1/05 - 3/1/32)	253,011,174	253,000,000
Salomon Smith Barney At:
1.49%, dated 3/31/03 due 4/1/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $437,684,290, 0% - 8%, 9/1/03 - 9/25/32)	166,006,871	166,000,000
1.59%, dated 3/31/03 due 4/1/03 (Collateralized by Corporate Obligations with principal amounts of $309,711,354, 0% - 10.625%, 4/15/03 - 12/25/42)	288,012,720	288,000,000
TOTAL REPURCHASE AGREEMENTS		2,111,798,000
TOTAL INVESTMENT PORTFOLIO - 101.0%	17,164,564,440
NET OTHER ASSETS - (1.0)%	(170,531,515)
NET ASSETS - 100%	$ 16,994,032,925
Total Cost for Income Tax Purposes $ 17,164,564,440
Legend

(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $65,000,000 or 0.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co.: 1.41%, 5/1/03	3/31/03	$ 5,000,000
1.44%, 4/1/03	3/28/02	$ 35,000,000
Goldman Sachs Group, Inc.: 1.38%, 8/12/03	2/11/03	$ 45,000,000
1.57%, 4/1/03	2/24/03	$ 145,000,000
1.58%, 4/1/03	3/19/03	$ 140,000,000
Jackson National Life Insurance Co. 1.42%, 7/1/03	3/31/03	$ 47,000,000
Metropolitan Life Insurance Co. 1.57%, 4/1/03	3/26/02	$ 65,000,000
Monumental Life Insurance Co.: 1.48%, 4/1/03	7/31/98 - 9/17/98	$ 36,000,000
1.51%, 4/1/03	3/12/99	$ 55,000,000
New York Life Insurance Co. 1.51%, 4/1/03	2/28/02 - 12/19/02	$ 215,000,000
Transamerica Occidental Life Insurance Co. 1.52%, 5/1/03	4/28/00	$ 95,000,000
Travelers Insurance Co. 1.45%, 5/15/03	5/15/02	$ 5,000,000
URI Trust 2000-1 1.33%, 6/18/03	12/15/00	$ 43,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $931,000,000 or 5.5% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $4,528,500. The weighted average interest rate was 1.81%. Interest earned from the interfund lending program amounted to $2,273 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $414,000 all of which will expire on March 31, 2011.

A total of 2.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

Annual Report

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $2,111,798,000) - See accompanying schedule		$ 17,164,564,440
Cash		369,991
Receivable for investments sold		47,000,000
Interest receivable		17,036,395
Receivable from investment adviser for expense reductions		599,813
Other receivables		14,671
Total assets		17,229,585,310

Liabilities
Payable for investments purchased	$ 227,038,578
Payable for fund shares redeemed	34,051
Distributions payable	4,771,473
Accrued management fee	2,945,712
Distribution fees payable	130,918
Other payables and accrued expenses	631,653
Total liabilities		235,552,385

Net Assets		$ 16,994,032,925
Net Assets consist of:
Paid in capital		$ 16,994,446,883
Accumulated net realized gain (loss) on investments		(413,958)
Net Assets		$ 16,994,032,925
Class I: Net Asset Value, offering price and redemption price per share ($16,325,248,752 ÷ 16,324,516,976 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($205,578,743 ÷ 205,587,479 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($438,934,856 ÷ 439,393,829 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($24,270,574 ÷ 24,271,952 shares)		$ 1.00

Statement of Operations

		Year ended March 31, 2003

Investment Income
Interest		$ 323,321,604
Expenses
Management fee	$ 36,769,957
Transfer agent fees	2,757,158
Distribution fees	2,030,690
Accounting fees and expenses	983,271
Non-interested trustees' compensation	72,730
Custodian fees and expenses	219,532
Registration fees	272,007
Audit	110,067
Legal	66,803
Miscellaneous	82,591
Total expenses before reductions	43,364,806
Expense reductions	(8,277,257)	35,087,549
Net investment income		288,234,055
Net Realized Gain (Loss) on investment securities		(62,230)
Net increase in net assets resulting from operations		$ 288,171,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 288,234,055	$ 682,045,403
Net realized gain (loss)	(62,230)	1,410,367
Net increase (decrease) in net assets resulting from operations	288,171,825	683,455,770
Distributions to shareholders from net investment income	(288,234,055)	(682,045,403)
Share transactions - net increase (decrease)	(1,203,993,982)	(2,199,530,567)
Total increase (decrease) in net assets	(1,204,056,212)	(2,198,120,200)

Net Assets
Beginning of period	18,198,089,137	20,396,209,337
End of period	$ 16,994,032,925	$ 18,198,089,137

Financial Highlights - Class I

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.032	.063	.053	.053
Distributions from net investment income	(.016)	(.032)	(.063)	(.053)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.59%	3.20%	6.47%	5.47%	5.40%
Ratios to Average Net Assets B
Expenses before expense reductions	.22%	.23%	.24%	.24%	.24%
Expenses net of voluntary waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income	1.58%	3.13%	6.26%	5.36%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,325,249	$ 17,037,551	$ 19,336,800	$ 14,983,658	$ 12,768,085

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.030	.061	.052	.051
Distributions from net investment income	(.014)	(.030)	(.061)	(.052)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.46%	3.04%	6.31%	5.31%	5.24%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.37%	.39%	.40%	.41%
Expenses net of voluntary waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.33%
Net investment income	1.43%	2.89%	6.11%	5.17%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,579	$ 376,168	$ 270,781	$ 199,551	$ 89,741

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.029	.060	.051	.050
Distributions from net investment income	(.013)	(.029)	(.060)	(.051)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.34%	2.94%	6.20%	5.20%	5.14%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.49%	.50%	.50%
Expenses net of voluntary waivers, if any	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.43%
Net investment income	1.33%	2.88%	6.01%	5.10%	4.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 438,935	$ 784,270	$ 788,628	$ 682,865	$ 652,511

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.004
Distributions from net investment income	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.54%	.38%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.27% A
Expenses net of voluntary waivers, if any	.23%	.23% A
Expenses net of all reductions	.23%	.23% A
Net investment income	1.53%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,271	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2003

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value (Note 1)
Alabama - 2.1%
Anniston Solid Waste Disp. Auth. (Pharmacia Corp. Proj.) Series 1992, 1.25%, VRDN (a)	$ 2,230,000	$ 2,230,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1999 A, 1.2%, VRDN (a)	22,150,000	22,150,000
Series B, 1.2%, VRDN (a)	6,100,000	6,100,000
Decatur Indl. Dev. Board Poll. Cont. Rev. (Monsanto Co. Proj.):
Series 1990, 1.25%, VRDN (a)	5,925,000	5,925,000
Series 1992, 1.25%, VRDN (a)	3,500,000	3,500,000
Series 1994, 1.25%, VRDN (a)	3,115,000	3,115,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.2%, VRDN (a)	4,800,000	4,800,000
Jefferson County Swr. Rev. Participating VRDN Series MS 00 397, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	8,545,000	8,545,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 1.24%, VRDN (a)	12,000,000	12,000,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.2%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,375,000	3,375,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 1.25%, LOC Southtrust Bank NA, VRDN (a)	3,210,000	3,210,000
		74,950,000
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.25% (Liquidity Facility Bank of America NA) (a)(c)	2,100,000	2,100,000
1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,300,000	3,300,000
		5,400,000
Arizona - 1.4%
Arizona Health Facilities Auth. Hosp. Sys. Rev. Bonds (Yavapai Reg'l. Med. Ctr. Proj.) 1.25%, tender 4/2/03 (FSA Insured) (a)	7,360,000	7,360,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.2% (Liquidity Facility WestLB AG) (a)(c)	5,000,000	5,000,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,160,000	4,160,000

	Principal Amount	Value (Note 1)
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,300,000	$ 1,300,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 1.25%, LOC Gen. Elec. Cap. Corp., VRDN (a)	18,000,000	18,000,000
Pima County Cmnty. College District Bonds (1995 Proj.) Series B, 4.5% 7/1/03	4,890,000	4,931,660
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series PT 1512, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,670,000	1,670,000
Series SG 03 160, 1.21% (Liquidity Facility Societe Generale) (a)(c)	9,800,000	9,800,000
		52,221,660
Arkansas - 0.1%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 1.25% (MBIA Insured), VRDN (a)	1,950,000	1,950,000
California - 8.9%
California Dept. Wtr. Resources Pwr. Supply Rev.:
Series C11, 1.15%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Agcy., VRDN (a)	14,400,000	14,400,000
Series C4, 1.25%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	18,700,000	18,700,000
Series C9, 1.125%, LOC Citibank NA, New York, VRDN (a)	4,300,000	4,300,000
California Gen. Oblig.:
Participating VRDN:
Series FRRI 02 F14B, 1.4% (a)(c)	37,800,000	37,800,000
Series FRRI 02 F15J, 1.31% (a)(c)	50,300,000	50,300,000
Series PT 1727, 1.18% (Liquidity Facility BNP Paribas SA) (a)(c)	13,055,000	13,055,000
Series PT 1728, 1.18% (Liquidity Facility BNP Paribas SA) (a)(c)	10,590,000	10,590,000
Variable Rate TRAN:
Series C, 1.31% 6/20/03 (a)	52,600,000	52,597,363
Series F, 1.31% 6/20/03 (a)	34,500,000	34,500,000
RAN:
Series A, 2.5% 6/20/03	15,400,000	15,435,443
Series E, 2.75% 6/20/03	15,450,000	15,488,217
1.2% 4/8/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	2,800,000	2,800,000
1.2% 4/16/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	20,350,000	20,350,000
1.4% 4/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
California Gen. Oblig.: - continued
1.6% 4/11/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	$ 9,900,000	$ 9,900,000
1.65% 4/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	14,400,000	14,400,000
		320,616,023
Colorado - 2.0%
Arapahoe Park & Recreation District Participating VRDN Series PT 1677, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,700,000	3,700,000
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.3%, LOC Bank One NA, Chicago, VRDN (a)	19,200,000	19,200,000
(Sisters of Charity Leavenworth Proj.) 1.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,400,000	3,400,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.23% (Liquidity Facility Societe Generale) (a)(c)	12,000,000	12,000,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,900,000	2,900,000
Series MS 00 425, 1.25% (Liquidity Facility Morgan Stanley) (a)(c)	8,432,500	8,432,500
Denver Health & Hosp. Auth. Health Care Rev. Series A, 1.2%, LOC Bank One NA, Chicago, VRDN (a)	5,325,000	5,325,000
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 1.35% (AMBAC Insured), VRDN (a)	1,010,000	1,010,000
Pueblo County School District #60 Participating VRDN Series PT 1683, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,325,000	8,325,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (a)	3,500,000	3,500,000
Westminster Sales & Use Tax Rev. Participating VRDN Series PT 1678, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,690,000	5,690,000
		73,482,500
Connecticut - 0.9%
Connecticut Spl. Tax Oblig. Rev.:
(Trans. Infrastructure Proj.) Series 1, 1.55%, LOC Commerzbank AG, VRDN (a)	8,700,000	8,700,000
Series 2003 2, 1.2% (AMBAC Insured), VRDN (a)	23,300,000	23,300,000
		32,000,000

	Principal Amount	Value (Note 1)
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.55%, VRDN (a)	$ 5,000,000	$ 5,000,000
Delaware Hsg. Auth. Rev. Participating VRDN Series PA 39, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,635,000	2,635,000
		7,635,000
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Bonds Series PT 750, 1.15%, tender 8/28/03 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)(d)	14,635,000	14,635,000
Participating VRDN:
Series ROC 00 2, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	21,625,000	21,625,000
Series ROC II 99 10, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,965,000	3,965,000
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,320,000	5,320,000
		45,545,000
Florida - 7.8%
Dade County Wtr. & Swr. Sys. Rev. 1.15% (FGIC Insured) (BPA Lloyds TSB Bank PLC), VRDN (a)	16,400,000	16,400,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0905, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	5,630,000	5,630,000
Series EGL 96 C0905 Class A, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	9,900,000	9,900,000
Series ROC II R81, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,680,000	3,680,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 0904, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Series EGL 01 0904, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	23,375,000	23,375,000
Series MS 01 570, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	13,650,000	13,650,000
Series MSTC 01 115, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	16,100,000	16,100,000
Series MSTC 01 160, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,315,000	13,315,000
Series PT 1687, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,065,000	17,065,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.2% (Liquidity Facility Societe Generale) (a)(c)	20,000,000	20,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 1684, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,840,000	$ 7,840,000
Florida Dept. of Trans. Participating VRDN Series ROC II R1001 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	7,585,000	7,585,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1.15% 4/7/03, LOC Wachovia Bank NA, CP	5,410,000	5,410,000
Jacksonville Elec. Auth. Rev. Series C1, 1.15% 4/10/03, CP	3,970,000	3,970,000
Jea Elec. Sys. Rev. Participating VRDN Series PA 1068, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,620,000	5,620,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.32% (Liquidity Facility Citibank NA, New York) (a)(c)	1,330,000	1,330,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1995 A, 1.2%, VRDN (a)	3,100,000	3,100,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.25%, VRDN (a)	3,200,000	3,200,000
Miami-Dade County Gen. Oblig. Series B, 1.1% 6/12/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,530,000	4,530,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 721, 1.21% (Liquidity Facility BNP Paribas SA) (a)(c)	9,300,000	9,300,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.31% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,160,000	3,160,000
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 1.2% (FSA Insured), VRDN (a)(e)	9,700,000	9,700,000
Series 2003 C2, 1.2% (FSA Insured), VRDN (a)(e)	4,400,000	4,400,000
Series 2003 C3, 1.2% (FSA Insured), VRDN (a)(e)	4,800,000	4,800,000
Series 2003 C4, 1.2% (FSA Insured), VRDN (a)(e)	4,800,000	4,800,000
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series SG 18, 1.24% (Liquidity Facility Societe Generale) (a)(c)	4,365,000	4,365,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 1.2%, LOC Bank of America NA, VRDN (a)	2,185,000	2,185,000

	Principal Amount	Value (Note 1)
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.2%, VRDN (a)	$ 16,500,000	$ 16,500,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 A, 1.1% tender 8/14/03, LOC Suntrust Bank, CP mode	6,425,000	6,425,000
Sunshine State Govt. Fing. Commission Rev. Series A, 1.2% 6/13/03 (FGIC Insured) (AMBAC Insured), CP	5,800,000	5,800,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 1.23% (Liquidity Facility Bank of America NA) (a)(c)	5,200,000	5,200,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 1.2% (Liquidity Facility Societe Generale) (a)(c)	19,400,000	19,400,000
		282,735,000
Georgia - 2.3%
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000,000	10,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (a)	3,600,000	3,600,000
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.2%, LOC Suntrust Bank, VRDN (a)	3,100,000	3,100,000
Fulton County Bldg. Auth. Rev. Participating VRDN Series Putters 323, 1.25% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,765,000	14,765,000
Fulton County Hsg. Auth. Rev. 1.3% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	19,000,000	19,000,000
Georgia Gen. Oblig. Participating VRDN Series EGL 01 1001, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	10,580,000	10,580,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 B, 1.1% tender 4/7/03, LOC JPMorgan Chase Bank, CP mode	5,700,000	5,700,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series BA 02 D, 1.23% (Liquidity Facility Bank of America NA) (a)(c)	6,810,000	6,810,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (a)	3,100,000	3,100,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Autumnbrook Apts. Proj.) Series 1991 A, 1.35%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	5,200,000	5,200,000
		81,855,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN:
Series ROC II R153, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 3,300,000	$ 3,300,000
Series ROC II R80, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,185,000	3,185,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (a)	6,100,000	6,100,000
		12,585,000
Idaho - 0.2%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.):
Series 1990, 1.25%, VRDN (a)	3,600,000	3,600,000
Series 1994 A, 1.25%, VRDN (a)	3,000,000	3,000,000
		6,600,000
Illinois - 5.7%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.25% (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series MSDW 01 467, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
1.21% (Liquidity Facility WestLB AG) (a)(c)	4,265,000	4,265,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.4% tender 6/26/03, CP mode	1,000,000	1,000,000
Chicago Gen. Oblig.:
Bonds Series Merlots 01 A33, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	6,695,000	6,695,000
Participating VRDN:
Series Merlots 00 A12, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,200,000	2,200,000
Series MS 00 426, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	7,695,000	7,695,000
Series PA 643R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,895,000	5,895,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.25%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	10,000,000	10,000,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.25%, LOC Northern Trust Co., Chicago, VRDN (a)	10,200,000	10,200,000

	Principal Amount	Value (Note 1)
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 2,400,000	$ 2,400,000
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	6,700,000	6,700,000
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,295,000	1,295,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 B1, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	8,885,000	8,885,000
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.25%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,000,000	6,000,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,250,000	4,250,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	2,300,000	2,300,000
Series Merlots 02 A49, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,980,000	5,980,000
Series MS 98 143, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	24,985,000	24,985,000
Series Putters 133, 1.25% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	4,975,000	4,975,000
Series ROC 00 10, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	2,305,000	2,305,000
Series ROC II R132, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,245,000	3,245,000
Illinois Health Facilities Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2001 C, 1.15% (FSA Insured), VRDN (a)	7,200,000	7,200,000
(The Carle Foundation Proj.) Series 1998 B, 1.15% (AMBAC Insured), VRDN (a)	4,650,000	4,650,000
(Univ. of Chicago Hosps. Proj.) Series 1998, 1.2% (MBIA Insured), VRDN (a)	19,155,000	19,155,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	8,600,000	8,600,000
Series Merlots 02 A24, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,985,000	4,985,000
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.:
Bonds:
6.5% 6/15/07 (FGIC Insured) (Pre-Refunded to 6/15/03 @ 102) (b)	3,100,000	3,192,530
6.5% 6/15/27 (Pre-Refunded to 6/15/03 @ 102) (b)	7,220,000	7,438,329
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metro. Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
Participating VRDN Series MS 00 296, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,495,000	$ 2,495,000
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,600,000	2,600,000
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	6,855,000	6,855,000
Series SG 65, 1.21% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
		206,440,859
Indiana - 1.4%
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) 1.19% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,400,000	5,400,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,500,000	3,500,000
Indianapolis Gas Util. Sys. Rev. 1.05% 6/12/03, CP	2,200,000	2,200,000
Kendallville Indl. Dev. Rev. (Philip Morris Co., Inc. Proj.) Series 1993, 1.45%, VRDN (a)	2,475,000	2,475,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 1.3%, LOC Bank One NA, Chicago, VRDN (a)	1,800,000	1,800,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.1% tender 7/10/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,400,000	5,400,000
Series 1985 L4, 1.1% tender 7/10/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,985,000	6,985,000
Series 1985 L5:
1.1% tender 7/10/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,500,000	1,500,000
1.2% tender 5/16/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	9,200,000	9,200,000

	Principal Amount	Value (Note 1)
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 1.3%, LOC Bank One NA, Chicago, VRDN (a)	$ 2,000,000	$ 2,000,000
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 1.25% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,065,000	10,065,000
		50,525,000
Iowa - 0.3%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,035,000	5,035,000
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.2%, LOC KBC Bank NV, VRDN (a)	3,200,000	3,200,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.2%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
		10,735,000
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 1.2% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	5,800,000	5,800,000
		9,800,000
Kentucky - 2.5%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.25% tender 6/6/03, LOC PNC Bank NA, Pittsburgh, CP mode	14,615,000	14,615,000
Kentucky Asset/Liability Commission Gen. Fund Rev.:
Variable Rate TRAN Series 2002 B, 1.3% 6/26/03 (a)	5,900,000	5,900,000
TRAN Series A, 2.75% 6/26/03	17,400,000	17,444,008
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 741, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,670,000	5,670,000
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	3,915,000	3,915,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.): - continued
Series 1984 B2, 1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	$ 7,700,000	$ 7,700,000
Series 1984 B3, 1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	7,125,000	7,125,000
Middletown Rev. (Christian Academy Proj.) Series 1997, 1.3%, LOC Bank One, Kentucky NA, VRDN (a)	10,575,000	10,575,000
Morgantown Health Care Facility Rev. (Southern Health Care Sys. Proj.) Series 1996 A, 1.6%, LOC Bank One NA, Chicago, VRDN (a)	1,100,000	1,100,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.25% tender 4/1/03, CP mode	14,100,000	14,100,000
		90,844,008
Louisiana - 0.8%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1999, 1.64%, VRDN (a)	3,400,000	3,400,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev.:
(LCDA Ln. Prog.) Series 2001 B, 1.25% (AMBAC Insured), VRDN (a)	17,365,000	17,365,000
(Shreveport/Independence Proj.) Series 2000, 1.25% (MBIA Insured), VRDN (a)	3,730,000	3,730,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 1.12%, LOC Bank One NA, Chicago, VRDN (a)	5,700,000	5,700,000
		30,195,000
Maine - 0.3%
Maine Gen. Oblig. TAN 2.25% 6/30/03	7,100,000	7,112,975
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	3,975,000	3,975,000
		11,087,975
Maryland - 1.6%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 4/8/03, CP mode	3,000,000	3,000,000
Baltimore County Gen. Oblig.:
Series 1995, 1.15% 6/13/03, CP	4,100,000	4,100,000
1.05% 9/5/03, CP	25,000,000	25,000,000
Baltimore County Metro. District 1.2% 6/13/03, CP	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.4% tender 5/1/03, CP mode	$ 15,740,000	$ 15,740,000
Baltimore Rev. Participating VRDN Series SGA 20, 1.22% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
		57,340,000
Massachusetts - 0.3%
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	11,872,000	11,951,878
Michigan - 3.0%
Detroit City School District Participating VRDN:
Series BA 01 P, 1.25% (Liquidity Facility Bank of America NA) (a)(c)	6,075,000	6,075,000
Series PT 1579, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,040,000	13,040,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,000,000	2,000,000
Series MS 782, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	7,000,000	7,000,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	13,375,000	13,375,000
L'Anse Creuse Pub. Schools Participating VRDN Series PA 754, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,145,000	4,145,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2202, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	8,145,000	8,145,000
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.22% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	8,055,000	8,055,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series PA 942R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,225,000	8,225,000
RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	11,500,000	11,535,496
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 B, 1.7%, VRDN (a)	8,625,000	8,625,000
Northern Michigan Univ. Revs. 1.2% (FGIC Insured), VRDN (a)	16,835,000	16,835,000
		107,055,496
Minnesota - 2.5%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,250,000	4,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.25% (Liquidity Facility Morgan Stanley) (a)(c)	$ 7,800,000	$ 7,800,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,295,000	3,295,000
Series SGA 121, 1.25% (Liquidity Facility Societe Generale) (a)(c)	3,700,000	3,700,000
Minneapolis Gen. Oblig. Participating VRDN Series PT 1464, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,200,000	2,200,000
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300,000	3,300,000
Series MS 01 719, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	7,000,000	7,000,000
Series ROC II R96, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,085,000	3,085,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PT 114, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	21,845,000	21,845,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.25%, LOC Fannie Mae, VRDN (a)	21,400,000	21,400,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,690,000	3,690,000
Univ. of Minnesota Bonds 4.8% 8/15/03	8,600,000	8,712,306
		90,277,306
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,100,000	3,100,000
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	5,300,000	5,300,000
Series Putters 138, 1.25% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	14,425,000	14,425,000
Series ROC II R1043, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,510,000	4,510,000
		27,335,000
Missouri - 1.3%
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	4,612,500	4,612,500

	Principal Amount	Value (Note 1)
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 1.21% (Liquidity Facility Societe Generale) (a)(c)	$ 14,840,000	$ 14,840,000
(Christian Brothers College Proj.) Series A, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,500,000	13,500,000
(De Smet Jesuit High School Proj.) Series 2002, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900,000	5,900,000
(Saint Louis Univ. Proj.) Series 1999 B, 1.2% (Liquidity Facility Bank of America NA), VRDN (a)	5,000,000	5,000,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.2%, VRDN (a)	3,900,000	3,900,000
		47,752,500
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,500,000	7,500,000
Nebraska - 0.9%
Lancaster County Hosp. Auth. #1 Hosp. Rev. (BryanLGH Med. Ctr. Proj.) Series 2002, 1.2% (AMBAC Insured), VRDN (a)	10,300,000	10,300,000
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	3,500,000	3,545,554
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
Series MSTC 00 108, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,495,000	9,495,000
		32,340,554
Nevada - 0.6%
Clark County School District Participating VRDN Series MS 00 311, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	3,845,000	3,845,000
Nevada Gen. Oblig. Participating VRDN:
Series SG 39, 1.21% (Liquidity Facility Societe Generale) (a)(c)	9,160,000	9,160,000
Series SGB 31, 1.23% (Liquidity Facility Societe Generale) (a)(c)	7,600,000	7,600,000
		20,605,000
New Jersey - 1.2%
New Jersey Gen. Oblig. TRAN 3% 6/12/03	24,200,000	24,273,213
New Jersey Transit Corp. Participating VRDN Series MS 00 393, 1.15% (Liquidity Facility Morgan Stanley) (a)(c)	18,895,000	18,895,000
		43,168,213
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Mexico - 0.5%
New Mexico Gen. Oblig. TRAN:
2.25% 6/30/03	$ 14,200,000	$ 14,236,632
3% 6/30/03	3,600,000	3,610,839
		17,847,471
New York - 10.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series PA 565, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	24,995,000	24,995,000
Series PA 996, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,245,000	11,244,888
Series SG 125, 1.17% (Liquidity Facility Societe Generale) (a)(c)	5,200,000	5,200,000
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 656, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,225,000	6,225,000
Metro. Trans. Auth. Rev. Participating VRDN:
Series MS 01 659, 1.18% (Liquidity Facility Morgan Stanley) (a)(c)	15,175,000	15,175,000
Series MS 724X, 1.18% (Liquidity Facility Morgan Stanley) (a)(c)	6,995,000	6,995,000
Series PT 1466, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,920,000	10,920,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 1.1% 7/17/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	50,000,000	50,000,000
Series 4, 1.1% 4/4/03, LOC WestLB AG, CP	9,100,000	9,100,000
Series 5A, 1.1% 7/17/03 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	44,500,000	44,500,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series PT 1399, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	19,490,000	19,490,000
Series PT 647, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,875,000	5,875,000
BAN 2.5% 11/6/03	40,305,000	40,553,115
Series 2003 1B, 1.2% (Liquidity Facility Societe Generale), VRDN (a)	26,400,000	26,400,000
New York Local Govt. Assistance Corp. Participating VRDN Series SG 99, 1.15% (Liquidity Facility Societe Generale) (a)(c)	32,795,000	32,795,000
New York State Dorm. Auth. Rev. Participating VRDN:
Series PT 1742, 1.15% (Liquidity Facility BNP Paribas SA) (a)(c)	13,800,000	13,800,000

	Principal Amount	Value (Note 1)
Series PT 746, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,800,000	$ 4,800,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series PA 450, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,450,000	10,450,000
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	11,200,000	11,202,711
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 01 691, 1.18% (Liquidity Facility Morgan Stanley) (a)(c)	18,300,000	18,300,000
		368,020,714
North Carolina - 0.9%
Charlotte Gen. Oblig. Participating VRDN Series MS 00 500, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Cap. Area YMCA Proj.) 1.2%, LOC Wachovia Bank NA, VRDN (a)	7,300,000	7,300,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	5,995,000	5,995,000
Series PA 693, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,295,000	6,295,000
North Carolina Gen. Oblig. Participating VRDN Series PA 1119R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,085,000	4,085,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series ROC II R211, 1.21% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,330,000	4,330,000
		33,005,000
North Dakota - 0.6%
Ward County Health Care Facility Rev. Series 2002 A, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	23,250,000	23,250,000
Ohio - 3.0%
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.25%, LOC Nat'l. City Bank, VRDN (a)	14,900,000	14,900,000
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.) Series 1997 D, 1.25% (Liquidity Facility Bank of America NA), VRDN (a)	15,265,000	15,265,000
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 1.3%, LOC Bank One NA, VRDN (a)	3,500,000	3,500,000
Hamilton County Hosp. Facilities Rev. Series 2002 A, 1.17%, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 1.26%, LOC Bank One NA, VRDN (a)	$ 12,050,000	$ 12,050,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,085,000	8,085,000
Series 1999, 1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,900,000	8,900,000
Ohio State Univ. Gen. Receipts Rev. Series 2001 D, 1.05% 6/6/03, CP	2,000,000	2,000,000
Portage County Gen. Oblig. BAN 2.5% 10/29/03	6,596,000	6,630,508
Reynoldsburg City School District BAN 2% 6/19/03	5,225,000	5,235,200
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 1.25%, LOC Key Bank NA, VRDN (a)	4,030,000	4,030,000
Univ. of Cincinnati Gen. Receipts BAN Series 2003 A, 1.75% 3/18/04	5,000,000	5,030,908
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.35%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,205,000	13,205,000
		108,831,616
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Hosp. Rev. (Deaconess Health Care Corp. Proj.) Series 2000 A, 1.25%, LOC KBC Bank NV, VRDN (a)	6,600,000	6,600,000
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 1.2%, LOC KBC Bank NV, VRDN (a)	4,000,000	4,000,000
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.2% (AMBAC Insured), VRDN (a)	8,400,000	8,400,000
		19,000,000
Oregon - 0.1%
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.3%, LOC Bank One NA, Chicago, VRDN (a)	5,400,000	5,400,000
Pennsylvania - 2.5%
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 1.24%, LOC KBC Bank NV, VRDN (a)	4,575,000	4,575,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,070,000	20,070,000

	Principal Amount	Value (Note 1)
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.28% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 10,000,000	$ 10,000,000
North Allegheny School District Bonds 5% 11/1/03 (FGIC Insured)	2,660,000	2,716,603
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.25% (AMBAC Insured), VRDN (a)	3,400,000	3,400,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MSTC 00 110, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,020,000	7,020,000
Series PT 1752, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,990,000	9,990,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Carlow College Proj.) Series 1997 B2, 1.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
Philadelphia Muni. Auth. Rev. Participating VRDN Series FRRI 02 L12, 1.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,825,000	4,825,000
Philadelphia Wtr. & Wastewtr. Rev.:
Participating VRDN Series FRRI 02 L16, 1.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,150,000	6,150,000
1.15% (FSA Insured), VRDN (a)	12,100,000	12,100,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,050,000	4,050,000
		89,896,603
Rhode Island - 0.3%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	9,890,000	9,890,000
South Carolina - 0.8%
Beaufort County Gen. Oblig. BAN 3% 4/18/03	11,100,000	11,104,043
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 1.6% (Alcoa, Inc. Guaranteed), VRDN (a)	7,600,000	7,600,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series EGL 00 4001, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 1.2% (Liquidity Facility Societe Generale) (a)(c)	8,365,000	8,365,000
		29,069,043
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Dakota - 0.2%
Sioux Falls Sales Tax Rev. Bonds 5.45% 11/15/14 (AMBAC Insured) (Pre-Refunded to 11/15/03 @ 102) (b)	$ 8,300,000	$ 8,669,591
Tennessee - 1.7%
Clarksville Pub. Bldg. Auth. Rev. Series 2001, 1.15%, LOC Suntrust Bank, VRDN (a)	5,170,000	5,170,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,000,000	6,000,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,935,000	7,935,000
Memphis Gen. Oblig. 1.2% 6/13/03 (Liquidity Facility WestLB AG), CP	3,700,000	3,700,000
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (a)	10,900,000	10,900,000
Metropolitan Govt. of Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 1.15%, LOC Bank of America NA, VRDN (a)	3,100,000	3,100,000
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 00 4201, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	8,000,000	8,000,000
Series 2000 X, 1.15% 4/7/03, CP	3,900,000	3,900,000
Series 2001 X:
1.05% 6/5/03, CP	3,000,000	3,000,000
1.1% 4/11/03, CP	10,000,000	10,000,000
		61,705,000
Texas - 15.4%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000,000	10,000,000
Series PT 1699, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,810,000	2,810,000
Series SGA 131, 1.25% (Liquidity Facility Societe Generale) (a)(c)	8,605,000	8,605,000
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	5,955,000	5,955,000
Austin Independent School District Variable Rate TRAN 1.053% 8/31/03 (a)	2,920,000	2,920,000
Austin Util. Sys. Rev.:
Participating VRDN:
Series BA 98 V, 1.21% (Liquidity Facility Bank of America NA) (a)(c)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Series ROC II R129, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 7,005,000	$ 7,005,000
Series A, 1.05% 9/16/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,790,000	5,790,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,400,000	4,400,000
Big Spring Independent School District Variable Rate TRAN 1.1115% 8/31/03 (a)	3,100,000	3,100,000
Comal Independent School District Participating VRDN Series PT 1676, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,030,000	6,030,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 01 4310, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	6,290,000	6,290,000
Dallas Arpt. Rev. Bonds 5% 4/1/03 (AMBAC Insured)	4,160,000	4,160,000
Dallas-Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 00 C4308, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	10,705,000	10,705,000
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.25% (Liquidity Facility Societe Generale) (a)(c)	2,485,000	2,485,000
El Paso Wtr. & Swr. Rev. Series A, 1.12% 7/3/03 (Liquidity Facility JPMorgan Chase Bank), CP	5,000,000	5,000,000
Fort Worth Gen. Oblig. Series B, 1.05% 7/17/03, CP	2,000,000	2,000,000
Frisco Gen. Oblig. Participating VRDN Series MSTC 01 170, 1.25% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	13,105,000	13,105,000
Harlandale Independent School District Participating VRDN Series SGA 100, 1.25% (Liquidity Facility Societe Generale) (a)(c)	7,480,000	7,480,000
Harris County Gen. Oblig.:
Bonds 2.5% 10/1/03	13,500,000	13,566,845
Participating VRDN:
Series EGL 01 4305, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	4,500,000	4,500,000
Series PA 02 1095, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,185,000	11,185,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Dominic Village Proj.) Series 2000, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,000,000	$ 5,000,000
(Saint Lukes Episcopal Hosp. Proj.) Series B, 1.2% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	33,215,000	33,215,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.2% (MBIA Insured), LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	8,910,000	8,910,000
Series SG 03 161, 1.23% (Liquidity Facility Societe Generale) (a)(c)	3,900,000	3,900,000
Houston Gen. Oblig. Variable Rate TRAN 1.4702% 4/15/03 (a)	4,440,000	4,440,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	7,500,000	7,500,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 1.23% (Liquidity Facility Bank of America NA) (a)(c)	6,525,000	6,525,000
Series MSTC 01 111, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,000,000	6,000,000
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	5,880,000	5,880,000
Series EGL 99 4302, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	6,000,000	6,000,000
Series PA 575, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,495,000	7,495,000
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 1.25% (Liquidity Facility Societe Generale) (a)(c)	6,000,000	6,000,000
Northside Independent School District Participating VRDN Series PT 1617, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,125,000	3,125,000
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.1% tender 4/9/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,340,000	5,340,000
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	2,085,000	2,085,000

	Principal Amount	Value (Note 1)
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (a)	$ 6,000,000	$ 6,000,000
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000,000	4,000,000
San Antonio Elec. & Gas Rev.:
Participating VRDN Series SG 105, 1.21% (Liquidity Facility Societe Generale) (a)(c)	44,800,000	44,800,000
Series A:
1.05% 7/17/03, CP	5,600,000	5,600,000
1.08% 6/9/03, CP	10,000,000	10,000,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 1.21% (Liquidity Facility Societe Generale) (a)(c)	6,250,000	6,250,000
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	3,400,000	3,400,000
Participating VRDN Series PT 1600, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,280,000	12,280,000
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,300,000	2,300,000
Series MSTC 01 132, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,600,000	1,600,000
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 1.25% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995,000	9,995,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900,000	5,900,000
Spring Branch Independent School District Bonds Series PA 881R, 1.2%, tender 8/21/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	4,990,000	4,990,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Participating VRDN Series PA 126, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	472,000	472,000
Texas Gen. Oblig.:
Bonds (Texas Pub. Fin. Auth. Proj.) Series 1996 B, 6% 10/1/03	4,000,000	4,083,903
TRAN 2.75% 8/29/03	144,800,000	145,556,239
Travis County Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 677, 1.24% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Univ. of Texas Univ. Revs.:
Participating VRDN Series PT 1698, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,780,000	$ 4,780,000
Series 2002 A:
1.15% 9/16/03, CP	3,000,000	3,000,000
1.2% 4/22/03, CP	4,000,000	4,000,000
		557,508,987
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series PT 383, 1.25%, tender 7/17/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	9,995,000	9,995,000
Virginia - 3.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.35% tender 4/22/03, CP mode	3,000,000	3,000,000
1.35% tender 5/15/03, CP mode	2,200,000	2,200,000
1.35% tender 5/16/03, CP mode	3,200,000	3,200,000
Series 1987, 1.35% tender 7/16/03, CP mode	1,300,000	1,300,000
Richmond Gen. Oblig. RAN 2.5% 6/24/03	35,000,000	35,072,064
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 1.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)(f)	11,495,000	11,495,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	5,200,000	5,200,000
Series Putters 134, 1.25% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	7,420,000	7,420,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds:
Series B1, 1.14%, tender 5/21/03 (a)(e)	19,600,000	19,600,000
Series B2, 1.1%, tender 7/9/03 (a)(e)	3,500,000	3,500,000
Series B3, 1.08%, tender 8/20/03 (a)(e)	3,100,000	3,100,000
Series B4, 1.08%, tender 10/1/03 (a)(e)	3,600,000	3,600,000
Virginia Pub. School Auth.:
Bonds Series 2002 B, 2.25% 8/1/03	6,730,000	6,745,591
Participating VRDN:
Series PT 1619, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,535,000	2,535,000
Series Putters 139, 1.25% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	12,765,000	12,765,000
		120,732,655

	Principal Amount	Value (Note 1)
Washington - 5.7%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Bonds Series Merlots 01 A46, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	$ 6,285,000	$ 6,285,000
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,245,000	6,245,000
Series Putters 256, 1.25% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,795,000	6,795,000
Everett Gen. Oblig. 1.2%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,495,000	10,495,000
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,800,000	1,800,000
Port of Seattle Rev. Series 2001 A1, 1.1% 6/12/03, LOC Bank of America NA, CP	4,000,000	4,000,000
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1604, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,880,000	8,880,000
Seattle Gen. Oblig. Series D, 1.2% (Liquidity Facility Dexia Bank SA), VRDN (a)	30,300,000	30,300,000
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 1.2% tender 6/3/03, LOC JPMorgan Chase Bank, CP mode	2,300,000	2,300,000
Participating VRDN Series PA 934R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,765,000	17,765,000
RAN 2.5% 11/21/03	2,300,000	2,314,524
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds 2% 12/1/03 (e)	3,000,000	3,017,730
Tacoma Elec. Sys. Rev. Participating VRDN Series MS 00 512X, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	9,920,000	9,920,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4703, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	14,140,000	14,140,000
Series EGL 00 4704, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	3,065,000	3,065,000
Series EGL 00 4705, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	8,235,000	8,235,000
Series EGL 96 4701, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	4,015,000	4,015,000
Series MS 00 388, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	12,145,000	12,145,000
Series MS 00 390, 1.21% (Liquidity Facility Morgan Stanley) (a)(c)	7,960,000	7,960,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series PT 1758, 1.21% (Liquidity Facility WestLB AG) (a)(c)	$ 4,435,000	$ 4,435,000
Series RobIns 6, 1.24% (Liquidity Facility Bank of New York NA) (a)(c)	13,095,000	13,095,000
Series SGA 34, 1.25% (Liquidity Facility Societe Generale) (a)(c)	5,080,000	5,080,000
Series SGA 36, 1.25% (Liquidity Facility Societe Generale) (a)(c)	2,000,000	2,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	7,300,000	7,300,000
Washington Higher Ed. Facilities Auth. Rev. (Univ. of Puget Sound Proj.) Series 2001, 1.3%, VRDN (a)	5,305,000	5,305,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	5,770,000	5,770,000
		205,262,254
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998, 1.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,530,000	4,530,000
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 1.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	5,300,000	5,300,000
		9,830,000
Wisconsin - 1.1%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.45%, VRDN (a)	3,900,000	3,900,000
Wisconsin Gen. Oblig. Participating VRDN Series ROC II R79, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	6,645,000	6,645,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Prohealth, Inc. Proj.) Series 2001 B, 1.2% (AMBAC Insured), VRDN (a)	11,600,000	11,600,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,800,000	3,800,000

	Principal Amount	Value (Note 1)
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series Putters 122, 1.25% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 8,550,000	$ 8,550,000
Wisconsin Trans. Rev. Series 1997 A, 1.15% 4/11/03, CP	6,297,000	6,297,000
		40,792,000
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.26% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,105,000	2,105,000
Wyoming Ed. Fund TRAN 2.5% 6/27/03	3,600,000	3,606,251
		5,711,251
TOTAL INVESTMENT PORTFOLIO - 98.9%	3,576,946,157
NET OTHER ASSETS - 1.1%	41,448,216
NET ASSETS - 100%	$ 3,618,394,373
Total Cost for Income Tax Purposes $ 3,576,946,157
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Bonds Series Merlots 01 A46, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	5/8/01 - 10/3/02	$ 6,285,000
Chicago Gen. Oblig. Bonds Series Merlots 01 A33, 1.5%, tender 11/12/03 (Liquidity Facility Wachovia Bank NA)	4/11/01	$ 6,695,000
District of Columbia Gen. Oblig. Bonds Series PT 750, 1.15%, tender 8/28/03 (Liquidity Facility Landesbank Hessen-Thuringen)	2/27/03	$ 14,635,000
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series PT 383, 1.25%, tender 7/17/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/02	$ 9,995,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,400,000
Spring Branch Independent School District Bonds Series PA 881R, 1.2%, tender 8/21/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/12/01	$ 4,990,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 1.45%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/27/00	$ 5,770,000
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,495,000 or 0.3% of net assets.

Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,770,000 or 1.4% of net assets.

Income Tax Information
At May 31, 2002, the fund had a capital loss carryforward of approximately $21,000 all of which will expire on May 31, 2009.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

		March 31, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 3,576,946,157
Cash		27,731,413
Receivable for investments sold Regular delivery		82,045,792
Delayed delivery		4,601,695
Receivable for fund shares sold		12
Interest receivable		13,404,812
Receivable from investment adviser for expense reductions		92,866
Total assets		3,704,822,747

Liabilities
Payable for investments purchased Regular delivery	$ 27,805,589
Delayed delivery	56,517,730
Distributions payable	1,376,494
Accrued management fee	611,149
Distribution fees payable	40,686
Other payables and accrued expenses	76,726
Total liabilities		86,428,374

Net Assets		$ 3,618,394,373
Net Assets consist of:
Paid in capital		$ 3,617,743,231
Accumulated net realized gain (loss) on investments		651,142
Net Assets		$ 3,618,394,373
Class I: Net Asset Value, offering price and redemption price per share ($3,336,601,211 ÷ 3,335,984,023 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($54,813,000 ÷ 54,809,396 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($123,030,581 ÷ 123,013,950 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($103,949,581 ÷ 103,935,862 shares)		$ 1.00

Statement of Operations

		Year ended March 31, 2003

Investment Income
Interest		$ 43,654,537
Expenses
Management fee	$ 5,988,644
Transfer agent fees	441,888
Distribution fees	354,062
Accounting fees and expenses	301,730
Non-interested trustees' compensation	11,185
Custodian fees and expenses	54,471
Registration fees	162,655
Audit	51,305
Legal	9,776
Miscellaneous	16,821
Total expenses before reductions	7,392,537
Expense reductions	(1,508,189)	5,884,348
Net investment income		37,770,189
Net Realized Gain (Loss) on investment securities		667,808
Net increase in net assets resulting from operations		$ 38,437,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2003	Year ended March 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 37,770,189	$ 49,859,854
Net realized gain (loss)	667,808	443,401
Net increase (decrease) in net assets resulting from operations	38,437,997	50,303,255
Distributions to shareholders from net investment income	(37,770,189)	(49,859,854)
Share transactions - net increase (decrease)	708,166,616	957,610,123
Total increase (decrease) in net assets	708,834,424	958,053,524

Net Assets
Beginning of period	2,909,559,949	1,951,506,425
End of period	$ 3,618,394,373	$ 2,909,559,949

Financial Highlights - Class I

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.022	.039	.033	.032
Distributions from net investment income	(.013)	(.022)	(.039)	(.033)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.30%	2.22%	4.02%	3.38%	3.28%
Ratios to Average Net Assets B
Expenses before expense reductions	.24%	.23%	.25%	.25%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%	.18%	.19%	.20%	.20%
Net investment income	1.28%	2.10%	3.93%	3.32%	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,336,601	$ 2,752,779	$ 1,852,107	$ 1,825,452	$ 1,876,635

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.020	.038	.032	.031
Distributions from net investment income	(.011)	(.020)	(.038)	(.032)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.15%	2.07%	3.86%	3.22%	3.13%
Ratios to Average Net Assets B
Expenses before expense reductions	.39%	.38%	.40%	.40%	.42%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34%	.33%	.34%	.35%	.35%
Net investment income	1.13%	2.00%	3.82%	3.13%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,813	$ 43,910	$ 15,582	$ 25,937	$ 23,579

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.019	.037	.031	.030
Distributions from net investment income	(.010)	(.019)	(.037)	(.031)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.05%	1.96%	3.76%	3.12%	3.03%
Ratios to Average Net Assets B
Expenses before expense reductions	.49%	.48%	.50%	.50%	.52%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44%	.43%	.44%	.45%	.45%
Net investment income	1.02%	1.87%	3.64%	3.14%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,031	$ 112,771	$ 83,817	$ 218,157	$ 48,807

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.003
Distributions from net investment income	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.24%	.26%
Ratios to Average Net Assets E
Expenses before expense reductions	.29%	.28% A
Expenses net of voluntary waivers, if any	.25%	.25% A
Expenses net of all reductions	.24%	.23% A
Net investment income	1.23%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,950	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2003

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each fund offers Class I, Class II, Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain funds, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading
Dated January 8, 2003, due April 8, 2003	1.28%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$501,600,000
Aggregate market value of transferred assets	$512,040,400
Coupon rates of transferred assets	5.0% to 8.75%
Maturity dates of transferred assets	5/1/07 to 4/1/33
Dated January 22, 2003, due April 22, 2003	1.25%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$150,000,000
Aggregate maturity amount of agreements	$150,468,750
Aggregate market value of transferred assets	$153,000,001
Coupon rates of transferred assets	4.625% to 7.0%
Maturity dates of transferred assets	3/1/15 to 3/1/33
Dated March 7, 2003, due June 5, 2003	1.18%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,737,500
Aggregate market value of transferred assets	$256,022,874
Coupon rates of transferred assets	4.15% to 5.46%
Maturity dates of transferred assets	12/1/25 to 2/1/33
Dated March 26, 2003 due May 2, 2003	1.25%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$400,000,000
Aggregate maturity amount of agreements	$400,513,889
Aggregate market value of transferred assets	$408,074,067
Coupon rates of transferred assets	4.5% to 11%
Maturity dates of transferred assets	12/1/05 to 4/1/33
Dated March 31, 2003 due April 1, 2003	1.37%
Number of dealers or banks	16
Maximum amount with one dealer or bank	15.9%
Aggregate principal amount of agreements	$18,888,204,000
Aggregate maturity amount of agreements	$18,888,922,186
Aggregate market value of transferred assets	$19,272,131,469
Coupon rates of transferred assets	0% to 16%
Maturity dates of transferred assets	4/1/03 to 7/1/42

Annual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued
Dated March 31, 2003 due April 1, 2003	1.32%
Number of dealers or banks	11
Maximum amount with one dealer or bank	25%
Aggregate principal amount of agreements	$5,991,261,000
Aggregate maturity amount of agreements	$5,991,480,877
Aggregate market value of transferred assets	$6,141,032,002
Coupon rates of transferred assets	0% to 13.75%
Maturity dates of transferred assets	4/3/03 to 4/15/32
Dated March 31, 2003 due April 1, 2003	1.31%
Number of dealers or banks	3
Maximum amount with one dealer or bank	58%
Aggregate principal amount of agreements	$499,811,000
Aggregate maturity amount of agreements	$499,829,174
Aggregate market value of transferred assets	$510,200,122
Coupon rates of transferred assets	0% to 8%
Maturity dates of transferred assets	8/15/03 to 8/15/27
Dated March 31, 2003 due April 30, 2003	1.25%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,260,417
Aggregate market value of transferred assets	$255,003,104
Coupon rates of transferred assets	3.34% to 7.16%
Maturity dates of transferred assets	3/1/26 to 1/1/41

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Treasury Only Portfolio	.20%	|
Treasury Portfolio	.20%
Government Portfolio	.20%
Domestic Portfolio	.20%
Money Market Portfolio	.20%
Tax-Exempt Portfolio	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%	|
Class III	.25%
Select Class	.05%

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio:
Class II	$ 313,875	$ 1,304
Class III	469,621	-
Select Class	4,824	129
	$ 788,320	$ 1,433
Treasury Portfolio:
Class II	$ 448,483	$ -
Class III	10,865,988	32,892
Select Class	8,374	-
	$ 11,322,845	$ 32,892
Government Portfolio:
Class II	$ 1,167,808	$ 1,775
Class III	3,125,825	7,738
Select Class	60,324	243
	$ 4,353,957	$ 9,756
Domestic Portfolio:
Class II	$ 795,632	$ -
Class III	3,284,750	-
Select Class	63,949	1,353
	$ 4,144,331	$ 1,353
Money Market Portfolio:
Class II	$ 392,738	$ 1,432
Class III	1,630,477	-
Select Class	7,475	171
	$ 2,030,690	$ 1,603
Tax-Exempt Portfolio:
Class II	$ 74,634	$ 847
Class III	261,351	175
Select Class	18,077	204
	$ 354,062	$ 1,226

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets
Treasury Only Portfolio - Class I	$ 207,148.02
Treasury Only Portfolio - Class II	32,960.02
Treasury Only Portfolio - Class III	32,489.02
Treasury Only Portfolio - Select Class	1,940.02
	$ 274,537

Treasury Portfolio - Class I	$ 783,091.02
Treasury Portfolio - Class II	43,475.01
Treasury Portfolio - Class III	678,517.02
Treasury Portfolio - Select Class	3,339.02
	$ 1,508,422

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Government Portfolio - Class I	$ 1,336,442.02
Government Portfolio - Class II	122,535.02
Government Portfolio - Class III	201,340.02
Government Portfolio - Select Class	19,715.02
	$ 1,680,032

Domestic Portfolio - Class I	$ 935,213.02
Domestic Portfolio - Class II	81,743.02
Domestic Portfolio - Class III	225,534.02
Domestic Portfolio - Select Class	21,699.02
	$ 1,264,189

Money Market Portfolio - Class I	$ 2,599,566.01
Money Market Portfolio - Class II	46,327.02
Money Market Portfolio - Class III	108,819.02
Money Market Portfolio - Select Class	2,446.02
	$ 2,757,158

Tax-Exempt Portfolio - Class I	$ 413,308.01
Tax-Exempt Portfolio - Class II	7,804.02
Tax-Exempt Portfolio - Class III	15,256.01
Tax-Exempt Portfolio - Select Class	5,520.02
	$ 441,888

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Treasury Only Portfolio
Class I	.20%	$ 464,465
Class II	.35%	78,912
Class III	.45%	73,424
Select Class	.25%	4,056
Treasury Portfolio
Class I	.20%	$ 1,402,263
Class II	.35%	79,523
Class III	.45%	1,214,595
Select Class	.25%	4,727
Government Portfolio
Class I	.20%	$ 2,468,771
Class II	.35%	227,678
Class III	.45%	361,692
Select Class	.25%	37,274
Domestic Portfolio
Class I	.20%	$ 2,024,610
Class II	.35%	168,129
Class III	.45%	505,184
Select Class	.25%	48,369
Money Market Portfolio
Class I	.18%	$ 7,853,333
Class II	.33%	126,263
Class III	.43%	291,199
Select Class	.23%	6,462
Tax-Exempt Portfolio
Class I	.20%	$ 1,031,882
Class II	.35%	19,092
Class III	.45%	37,632
Select Class	.25%	13,608

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury Only Portfolio	$ 6,698
Government Portfolio	66
Domestic Portfolio	4,310
Tax-Exempt Portfolio	54,471		$ 268,126
Class I		$ 81,225
Class II		1,029
Select Class		1,124

Annual Report

6. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were the owners of record of more than 10% of the total outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury Only Portfolio	-	2	22%
Treasury Portfolio	-	1	37%
Government Portfolio	-	1	11%
Domestic Portfolio	-	1	15%
Money Market Portfolio	36%	-	-

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31,	Year ended March 31,
	2003	2002
From net investment income
Treasury Only Portfolio - Class I	$ 17,908,201	$ 37,690,049
Treasury Only Portfolio - Class II	2,773,431	4,623,681
Treasury Only Portfolio - Class III	2,320,958	5,651,532
Treasury Only Portfolio - Select Class	135,660	356
Total	$ 23,138,250	$ 47,965,618
Treasury Portfolio - Class I	$ 73,536,232	$ 156,269,368
Treasury Portfolio - Class II	3,911,959	10,179,874
Treasury Portfolio - Class III	52,465,961	105,370,302
Treasury Portfolio - Select Class	245,476	344
Total	$ 130,159,628	$ 271,819,888
Government Portfolio - Class I	$ 130,529,595	$ 305,178,482
Government Portfolio - Class II	10,654,142	30,787,393
Government Portfolio - Class III	15,867,097	37,198,845
Government Portfolio - Select Class	1,766,458	367
Total	$ 158,817,292	$ 373,165,087
Domestic Portfolio - Class I	$ 95,455,287	$ 214,020,627
Domestic Portfolio - Class II	7,528,890	30,035,585
Domestic Portfolio - Class III	17,331,013	43,839,402
Domestic Portfolio - Select Class	1,901,295	6,829
Total	$ 122,216,485	$ 287,902,443
Money Market Portfolio - Class I	$ 275,578,669	$ 642,918,803
Money Market Portfolio - Class II	3,732,061	15,590,303
Money Market Portfolio - Class III	8,698,938	23,535,916
Money Market Portfolio - Select Class	224,387	381
Total	$ 288,234,055	$ 682,045,403
Tax-Exempt Portfolio - Class I	$ 35,707,689	$ 47,440,593
Tax-Exempt Portfolio - Class II	553,376	800,596
Tax-Exempt Portfolio - Class III	1,069,026	1,618,401
Tax-Exempt Portfolio - Select Class	440,098	264
Total	$ 37,770,189	$ 49,859,854

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Year ended March 31,	Year ended March 31,
	2003	2002
Treasury Only Portfolio - Class I Shares sold	3,284,471,436	3,626,172,656
Reinvestment of distributions	9,122,237	22,164,183
Shares redeemed	(3,317,320,464)	(3,503,221,657)
Net increase (decrease)	(23,726,791)	145,115,182
Treasury Only Portfolio - Class II Shares sold	1,294,284,359	1,020,912,335
Reinvestment of distributions	1,618,283	2,590,357
Shares redeemed	(1,257,476,101)	(956,508,084)
Net increase (decrease)	38,426,541	66,994,608
Treasury Only Portfolio - Class III Shares sold	584,271,923	564,509,660
Reinvestment of distributions	1,080,715	3,017,907
Shares redeemed	(684,846,842)	(514,055,626)
Net increase (decrease)	(99,494,204)	53,471,941
Treasury Only Portfolio - Select Class A Shares sold	60,457,595	100,000
Reinvestment of distributions	129,133	356
Shares redeemed	(46,088,165)	-
Net increase (decrease)	14,498,563	100,356
Treasury Portfolio - Class I Shares sold	61,133,520,876	61,592,025,742
Reinvestment of distributions	28,776,907	50,900,296
Shares redeemed	(60,480,213,257)	(62,395,441,352)
Net increase (decrease)	682,084,526	(752,515,314)
Treasury Portfolio - Class II Shares sold	2,491,666,377	3,350,963,199
Reinvestment of distributions	403,692	1,269,264
Shares redeemed	(2,587,698,175)	(3,302,097,564)
Net increase (decrease)	(95,628,106)	50,134,899
Treasury Portfolio - Class III Shares sold	17,666,591,069	21,477,153,962
Reinvestment of distributions	11,062,810	26,736,402
Shares redeemed	(18,260,070,475)	(20,759,320,250)
Net increase (decrease)	(582,416,596)	744,570,114
Treasury Portfolio - Select Class A Shares sold	119,868,542	100,000
Reinvestment of distributions	54,993	344
Shares redeemed	(117,798,616)	-
Net increase (decrease)	2,124,919	100,344

A Select Class commenced sale of shares on January 17, 2002.

Annual Report

8. Share Transactions - continued

	Year ended March 31,	Year ended March 31,
	2003	2002
Government Portfolio - Class I Shares sold	62,601,344,598	81,035,450,189
Reinvestment of distributions	67,086,009	143,738,726
Shares redeemed	(63,344,191,159)	(81,716,918,828)
Net increase (decrease)	(675,760,552)	(537,729,913)
Government Portfolio - Class II Shares sold	7,265,411,448	9,334,874,850
Reinvestment of distributions	7,363,263	20,640,617
Shares redeemed	(7,273,744,218)	(9,265,475,598)
Net increase (decrease)	(969,507)	90,039,869
Government Portfolio - Class III Shares sold	7,461,532,547	11,043,544,648
Reinvestment of distributions	7,427,982	22,731,046
Shares redeemed	(7,928,939,968)	(10,768,948,645)
Net increase (decrease)	(459,979,439)	297,327,049
Government Portfolio - Select Class A Shares sold	1,474,375,817	100,000
Reinvestment of distributions	7,504	367
Shares redeemed	(1,201,982,784)	-
Net increase (decrease)	272,400,537	100,367
Domestic Portfolio - Class I Shares sold	69,716,027,293	89,464,565,558
Reinvestment of distributions	54,751,837	111,828,454
Shares redeemed	(72,118,974,166)	(89,623,826,057)
Net increase (decrease)	(2,348,195,036)	(47,432,045)
Domestic Portfolio - Class II Shares sold	3,184,026,729	7,461,455,403
Reinvestment of distributions	4,235,758	17,861,913
Shares redeemed	(3,886,029,493)	(7,888,239,903)
Net increase (decrease)	(697,767,006)	(408,922,587)
Domestic Portfolio - Class III Shares sold	10,890,121,344	10,408,364,513
Reinvestment of distributions	14,898,506	38,253,486
Shares redeemed	(11,124,453,526)	(10,571,275,689)
Net increase (decrease)	(219,433,676)	(124,657,690)
Domestic Portfolio - Select Class A Shares sold	1,723,888,628	76,100,000
Reinvestment of distributions	1,057,114	3,550
Shares redeemed	(1,595,617,542)	(71,000,000)
Net increase (decrease)	129,328,200	5,103,550

A Select Class commenced sale of shares on January 17, 2002.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Year ended March 31,	Year ended March 31,
	2003	2002
Money Market Portfolio - Class I Shares sold	105,505,578,167	132,604,322,014
Reinvestment of distributions	180,819,247	392,333,001
Shares redeemed	(106,398,693,325)	(135,297,671,688)
Net increase (decrease)	(712,295,911)	(2,301,016,673)
Money Market Portfolio - Class II Shares sold	3,986,654,306	6,199,701,647
Reinvestment of distributions	3,567,232	15,133,273
Shares redeemed	(4,160,812,281)	(6,109,452,242)
Net increase (decrease)	(170,590,743)	105,382,678
Money Market Portfolio - Class III Shares sold	3,410,476,669	5,136,291,324
Reinvestment of distributions	7,182,310	18,185,417
Shares redeemed	(3,762,937,878)	(5,158,473,694)
Net increase (decrease)	(345,278,899)	(3,996,953)
Money Market Portfolio - Select Class A Shares sold	341,969,148	100,000
Reinvestment of distributions	167,361	381
Shares redeemed	(317,964,938)	-
Net increase (decrease)	24,171,571	100,381
Tax-Exempt Portfolio - Class I Shares sold	13,884,441,824	9,511,069,054
Reinvestment of distributions	16,516,740	14,191,978
Shares redeemed	(13,317,758,655)	(8,625,020,439)
Net increase (decrease)	583,199,909	900,240,593
Tax-Exempt Portfolio - Class II Shares sold	427,146,321	343,567,883
Reinvestment of distributions	462,493	714,416
Shares redeemed	(416,711,146)	(315,956,645)
Net increase (decrease)	10,897,668	28,325,654
Tax-Exempt Portfolio - Class III Shares sold	681,376,490	618,556,650
Reinvestment of distributions	876,104	1,292,610
Shares redeemed	(672,019,153)	(590,905,648)
Net increase (decrease)	10,233,441	28,943,612
Tax-Exempt Portfolio - Select Class A Shares sold	308,587,683	100,000
Reinvestment of distributions	413,030	264
Shares redeemed	(205,165,115)	-
Net increase (decrease)	103,835,598	100,264

A Select Class commenced sale of shares on January 17, 2002.

Annual Report

Independent Auditors' Report

To the Trustees of Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the Funds), funds of Colchester Street Trust, including the portfolios of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/DELOITTE & TOUCHE

DELOITTE & TOUCHE

Boston, Massachusetts

May 6, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Treasury Only Portfolio (2001), Treasury Portfolio (2001), Government Portfolio (2001), Domestic Portfolio (2001), Money Market Portfolio (2001), and Tax-Exempt Portfolio (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Colchester Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Colchester Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert K. Duby (56)

Year of Election or Appointment: 1997

Vice President of Money Market Portfolio. Mr. Duby also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Duby has managed a variety of Fidelity funds.

Robert A. Litterst (43)

Year of Election or Appointment: 1997

Vice President of Government Portfolio. Mr. Litterst also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

James K. Miller (39)

Year of Election or Appointment: 2002

Vice President of Tax-Exempt Portfolio. Mr. Miller also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller served as an analyst and portfolio manager.

John J. Todd (54)

Year of Election or Appointment: 1997

Vice President of Domestic Portfolio. Mr. Todd also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1986, 1987, 1989, or 1990

Assistant Treasurer of Treasury Only Portfolio (1990), Treasury Portfolio (1987), Government Portfolio (1986), Domestic Portfolio (1989), Money Market Portfolio (1986), and Tax-Exempt Portfolio (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

General Distributor

1. Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

2. Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

3. The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIMM-ANN-0503 344407
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